As filed with the Securities and Exchange Commission on June 6, 2007

Securities Act File No. 333-

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

 Pre-Effective Amendment No. __

 Post-Effective Amendment No. __

(Check appropriate box or boxes)

BLACKROCK LARGE CAP SERIES FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road
Plainsboro, New Jersey 08536
(Address of Principal Executive Offices)

Telephone Number: (609) 282-2800
(Area Code and Telephone Number)

Robert C. Doll, Jr.
BlackRock Large Cap Series Funds, Inc.
800 Scudders Mill Road, Plainsboro, New Jersey 08536
Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:

Frank P. Bruno, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017

        Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

        Title of securities being registered: Shares of common stock, par value $.10 per share, of BlackRock Large Cap Core Fund, a series of BlackRock Large Cap Series Funds, Inc. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

        The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Registration Statement is organized as follows:

1.	Letter to Shareholders of BlackRock Investment Trust (“Investment Trust”), a portfolio of BlackRock Funds

2.	Questions and Answers for Shareholders of Investment Trust

3.	Notice of Special Meeting of Shareholders of Investment Trust

4.	Combined Prospectus/Proxy Statement regarding the proposed Reorganization of Investment Trust into BlackRock Large Cap Core Fund (“Large Cap Core Fund”), a series of BlackRock Large Cap Series Funds, Inc.

5.	Statement of Additional Information regarding the proposed Reorganization of Investment Trust into Large Cap Core Fund

6.	Part C Information

7.	Exhibits

BLACKROCK INVESTMENT TRUST,
A PORTFOLIO OF BLACKROCK FUNDSSM
100 Bellevue Parkway
Wilmington, Delaware 19809
(800) 441-7762

[      ], 2007

Dear Shareholder:

        You are cordially invited to attend a special shareholder meeting (the “Special Meeting”) of BlackRock Investment Trust (“Investment Trust”), a portfolio of BlackRock FundsSM (“BlackRock Funds”), to be held on Friday, September 7, 2007. Before the Special Meeting, I would like to provide you with additional background and ask for your vote on an important proposal affecting Investment Trust.

        The proposal you will be asked to consider at the Special Meeting, as described in the enclosed Combined Prospectus/Proxy Statement, is the proposed reorganization (the “Reorganization”) of Investment Trust into BlackRock Large Cap Core Fund (“Large Cap Core Fund”), a series of BlackRock Large Cap Series Funds, Inc., a fund with an investment objective and investment policies similar to those of Investment Trust.

        The Board of Trustees of BlackRock Funds believes the Reorganization is in the best interests of Investment Trust and its shareholders, and unanimously recommends that you vote “For” the proposed Reorganization.

        The enclosed materials explain this proposal in more detail and I encourage you to review them carefully. As a shareholder, your vote is important, and we hope that you will respond today to ensure that your shares will be represented at the Special Meeting. You may vote using one of the methods below by following the instructions on your proxy card:

•	By touch-tone telephone;
•	By internet;
•	By returning the enclosed proxy card in the postage-paid envelope; or
•	In person at the Special Meeting.

        If you do not vote using one of these methods, you may be called by Broadridge Financial Solutions, Inc., our proxy solicitor, to vote your shares over the phone.

        As always, we appreciate your support.

Sincerely,

David R. Wilmerding, Jr. Trustee and Chairman of the Board

Please vote now. Your vote is important.

To avoid the wasteful and unnecessary expense of further solicitation, we urge you to indicate your voting instructions on the enclosed proxy card, date and sign it and return it promptly in the envelope provided, or record your voting instructions by telephone or via the internet, no matter how large or small your holdings may be. If you submit a properly executed proxy but do not indicate how you wish your shares to be voted, your shares will be voted “For” the Reorganization. If your shares are held through a broker, you must provide voting instructions to your broker about how to vote your shares in order for your broker to vote your shares at the Special Meeting.

QUESTIONS & ANSWERS

        We recommend that you read the complete Combined Prospectus/Proxy Statement. For your convenience, we have provided a brief overview of the issue to be voted on.

Q:	Why is a shareholder meeting being held?

A:	You are being asked to approve an agreement and plan of reorganization (the “Reorganization Agreement”) with respect to a reorganization (the “Reorganization”) between BlackRock Investment Trust (“Investment Trust”), a portfolio of BlackRock FundsSM (“BlackRock Funds”), and BlackRock Large Cap Core Fund (“Large Cap Core Fund”), a series of BlackRock Large Cap Series Funds, Inc., a fund that pursues an investment objective and investment policies similar to those of Investment Trust. If the proposed Reorganization is approved and completed, an account at Large Cap Core Fund will be set up in your name, you will become a shareholder of Large Cap Core Fund and Investment Trust will be terminated as a series of BlackRock Funds. The fund resulting from the Reorganization is sometimes referred to herein as the “Combined Fund.” Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the proposed Reorganization and for a more complete description of Large Cap Core Fund.

Q:	How does the Board of Trustees suggest that I vote?

A:	After careful consideration, the Board of Trustees of BlackRock Funds (the “BlackRock Funds Board”) has determined that the proposed Reorganization will benefit the shareholders of Investment Trust and recommends that you cast your vote “For” the proposed Reorganization.

Q:	How will the Reorganization affect me?

A:	If shareholders of Investment Trust approve the proposed Reorganization, substantially all the assets and certain stated liabilities of Investment Trust will be combined with those of Large Cap Core Fund and you will become a shareholder of Large Cap Core Fund. An account will be set up in your name at Large Cap Core Fund and you will receive the same class of shares of Large Cap Core Fund as you currently hold of Investment Trust. The aggregate net asset value of the shares you receive in the Reorganization will equal the aggregate net asset value of the shares you own immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of Investment Trust will hold a smaller percentage of ownership in the Combined Fund than he or she held in Investment Trust prior to the Reorganization.

Q:	In the Reorganization, will I receive shares of Large Cap Core Fund of the same class as the shares of Investment Trust that I now hold?

A:	Yes. You will receive shares of Large Cap Core Fund of the same class as the shares you own of Investment Trust.

Q:	Will I own the same number of shares of Large Cap Core Fund as I currently own of Investment Trust?

A:	No, you will receive shares of Large Cap Core Fund with the same aggregate net asset value as the shares of Investment Trust you own prior to the Reorganization. However, the number of shares you receive will depend on the relative net asset values of the shares of the two Funds on the valuation date. Thus if, on the valuation date, the net asset value of a share of Large Cap Core Fund is lower than the net asset value of the corresponding share of Investment Trust, you will receive a greater number of shares of Large Cap Core Fund in the Reorganization than you held in Investment Trust before the Reorganization. On the other hand, if the net asset value of a share of Large Cap Core Fund is higher than the net asset value of the corresponding share of Investment Trust, you will receive fewer shares of Large Cap Core Fund in the Reorganization than you held in Investment Trust before the Reorganization. The aggregate net asset value of your Large Cap Core Fund shares immediately after the Reorganization will be the same as the aggregate net asset value of your Investment Trust shares immediately prior to the Reorganization.

Q:	Will my privileges as a shareholder change after the Reorganization?

A:	Your rights as a shareholder will not change in any substantial way as a result of the Reorganization. In addition, the shareholder services available to you after the Reorganization will be substantially the same.

Q:	Who will advise Large Cap Core Fund once the Reorganization is completed?

A:	Large Cap Core Fund will continue to be managed by BlackRock Advisors, LLC (“BlackRock Advisors”), a wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), which is the investment adviser for Investment Trust.

Q:	Will I have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A:	No, you will not pay any sales load, commission or other similar fee in connection with the Reorganization. As more fully discussed in the Combined Prospectus/Proxy Statement, the holding period with respect to any contingent deferred sales charge that applies to shares of Large Cap Core Fund acquired by you in the Reorganization will be measured from the earlier of the time (i) you purchased your Investment Trust shares or (ii) you purchased your shares of any other BlackRock fund and subsequently exchanged them for shares of Investment Trust.

Q:	How do operating expenses paid by Large Cap Core Fund compare to those payable by Investment Trust?

A:	While the projected net operating expenses of Investor A and Investor C shares are expected to be slightly lower or the same, the projected net operating expenses of Investor B, Institutional and Service shares of the Combined Fund are expected to be somewhat higher than those of Investment Trust prior to the Reorganization. Based on several factors as described in the accompanying Combined Prospectus/Proxy Statement (including, among other things, the similar investment policies of the Funds, the portfolio manager who will manage the Combined Fund and the significantly larger size of Large Cap Core Fund), BlackRock Funds’ Trustees have approved the proposed Reorganization believing it will benefit shareholders of Investment Trust in view of the improved management capabilities of the Combined Fund and they recommend that you cast your vote “For” the proposed Reorganization, notwithstanding the expected impact on net operating expenses.

Q:	What will I have to do to open an account in Large Cap Core Fund? What happens to my account if the Reorganization is approved?

A:	If the Reorganization is approved, an account will be set up in your name and your shares automatically will be converted into shares of Large Cap Core Fund, and we will send you written confirmation that this change has taken place. You will receive the same class of shares of Large Cap Core Fund as you currently hold of Investment Trust. The aggregate net asset value of the shares you receive in the Reorganization will be equal to the aggregate net asset value of the shares you own immediately prior to the Reorganization. No certificates for shares will be issued in connection with the Reorganization. If you currently hold certificates representing your shares of Investment Trust, it is not necessary to surrender such certificates.

Q:	Will I have to pay any federal taxes as a result of the Reorganization?

A:	The Reorganization is expected to qualify as a tax-free “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended. If the Reorganization so qualifies, in general, Investment Trust will not recognize any gain or loss as a result of the transfer of substantially all of its assets and substantially all of its liabilities in exchange solely for shares of Large Cap Core Fund or as a result of its liquidation, and you will not recognize any gain or loss upon your receipt solely of shares of Large Cap Core Fund in connection with the Reorganization.

Q:	What if I redeem or exchange my shares before the Reorganization takes place?

A:	If you choose to redeem or exchange your shares before the Reorganization takes place, the redemption or exchange will be treated as a normal redemption or exchange of shares and, generally, will be a taxable transaction and any applicable redemption fees will be applied. Also, in the case of redemptions, any applicable contingent deferred sales charges will be applied.

Q:	How do I vote my proxy?

A:	You may cast your vote by mail, telephone or internet or in person at the special shareholders meeting. To vote by mail, please mark your vote on the enclosed proxy card and sign, date and return the card in the postage-paid envelope provided. To vote by telephone or over the internet, please have the proxy card in hand and call the telephone number or go to the website address listed on the proxy card and follow the instructions.

Q:	When will the Reorganization occur?

A:	The Reorganization is expected to occur before the end of the fourth quarter of 2007.

Q:	Whom do I contact for further information?

A:	You can contact your financial adviser for further information. You may also contact BlackRock Funds by calling 1-800-441-7762 or visit our website at www.blackrock.com where you can send us an email message by selecting “Contact Us.”

        Important additional information about the proposal is set forth in the accompanying Combined Prospectus/Proxy Statement. Please read it carefully.

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BLACKROCK INVESTMENT TRUST,
A PORTFOLIO OF BLACKROCK FUNDSSM
100 Bellevue Parkway
Wilmington, Delaware 19809
(800) 441-7762

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON SEPTEMBER 7, 2007

To the Shareholders:

        This is to notify you that a Special Meeting of Shareholders (the “Special Meeting”) of BlackRock Investment Trust (“Investment Trust”), a portfolio of BlackRock Funds, will be held on Friday, September 7, 2007 at [   ], Eastern time, [        ], for the following purposes:

1. To consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which Investment Trust would transfer substantially all of its assets and certain stated liabilities to BlackRock Large Cap Core Fund (“Large Cap Core Fund”), a series of BlackRock Large Cap Series Funds, Inc., in exchange solely for Investor A, Investor B, Investor C, Institutional and Service shares of Large Cap Core Fund, which will be distributed by Investment Trust to the holders of its shares in complete liquidation thereof; and

2. To transact such other business as may properly be presented at the Special Meeting or any adjournment thereof.

        The Board of Trustees of BlackRock Funds has fixed the close of business on June 25, 2007 as the record date for determination of shareholders of Investment Trust entitled to notice of, and to vote at, the Special Meeting and any adjournments thereof.

        It is very important that your voting instructions be received by the date of the Special Meeting. Instructions for shares held of record in the name of a nominee, such as a broker-dealer or trustee of an employee benefit plan, may be subject to earlier cut-off dates established by such intermediaries for receipt of such instructions.

        Your vote is important regardless of the size of your holdings in Investment Trust. Whether or not you expect to be present at the Special Meeting, please complete and sign the enclosed proxy card and return it promptly in the enclosed envelope. Certain shareholders may also vote by telephone or over the internet. If you vote by proxy and then desire to change your vote or vote in person at the Special Meeting, you may revoke your proxy at any time prior to the votes being tallied at the Special Meeting. Please refer to the section of the enclosed combined prospectus/proxy statement entitled “Voting Information and Requirements — Manner of Voting” on p. ___ for more information.

By Order of the Board of Trustees,

Brian P. Kindelan Secretary

Wilmington, Delaware
[     ], 2007

(This page intentionally left blank.)

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION
PRELIMINARY COMBINED PROSPECTUS/PROXY STATEMENT
DATED JUNE 5, 2007

COMBINED PROSPECTUS/PROXY STATEMENT
BLACKROCK INVESTMENT TRUST,
A PORTFOLIO OF BLACKROCK FUNDSSM
100 Bellevue Parkway
Wilmington, Delaware 19809
(888) 825-2257

BLACKROCK LARGE CAP CORE FUND,
A SERIES OF BLACKROCK LARGE CAP SERIES FUNDS, INC.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(800) 441-7762

        This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of BlackRock Investment Trust (“Investment Trust”). A special meeting of shareholders of Investment Trust (the “Special Meeting”) will be held at the [      ], on Friday, September 7, 2007 at [      ], Eastern time, to consider the items that are listed below and discussed in greater detail elsewhere in this Combined Prospectus/Proxy Statement. Shareholders of record of Investment Trust as of the close of business on June 25, 2007 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting or any adjournments thereof. This Combined Prospectus/Proxy Statement, proxy card and accompanying Notice of Special Meeting of Shareholders were first sent or given to shareholders of Investment Trust on or about [      ], 2007. Whether or not you expect to attend the Special Meeting or any adjournment thereof, the Board of Trustees of BlackRock Funds requests that shareholders vote their shares by completing and returning the enclosed form of proxy.

        The purposes of the Special Meeting are:

1. To consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which Investment Trust would transfer substantially all of its assets and certain stated liabilities to BlackRock Large Cap Core Fund (“Large Cap Core Fund”), a series of BlackRock Large Cap Series Funds, Inc. (“Large Cap Series”), in exchange solely for Investor A, Investor B, Investor C, Institutional, and Service shares of Large Cap Core Fund, which will be distributed by Investment Trust to the holders of its shares in complete liquidation thereof; and

2. To transact such other business as may properly be presented at the Special Meeting or any adjournment thereof.

        The Board of Directors of Large Cap Series, on behalf of Large Cap Core Fund (“Large Cap Core Fund Board”), and the Board of Trustees of BlackRock Funds, on behalf of Investment Trust (“BlackRock Funds Board”), have each approved a reorganization (the “Reorganization”) by which Investment Trust, a separate series of BlackRock Funds, an open-end investment company, would be acquired by Large Cap Core Fund, a separate series of Large Cap Series, an open-end investment company. Large Cap Core Fund has an investment objective and investment policies and practices similar to those of Investment Trust. The Reorganization is part of a larger initiative to consolidate certain of the comparable BlackRock funds to eliminate redundancies and achieve certain operating efficiencies.

        Large Cap Core Fund and Investment Trust are sometimes referred to herein each as a “Fund” and collectively as the “Funds.” The fund resulting from the Reorganization is sometimes referred to herein as the “Combined Fund.”

        If Investment Trust shareholders approve the Reorganization, Investment Trust will transfer substantially all of its assets and certain stated liabilities to Large Cap Core Fund. Large Cap Core Fund will simultaneously issue to Investment Trust shares that have an aggregate net asset value equal to the aggregate net asset value of the outstanding shares of Investment Trust. Immediately thereafter, Investment Trust will distribute these shares of Large Cap Core Fund to its shareholders. After distributing these shares, Investment Trust will be terminated as a series of BlackRock Funds. When the Reorganization is complete, Investment Trust shareholders will hold the same class of shares of Large Cap Core Fund as they currently hold of Investment Trust. The aggregate net asset value of Large Cap Core Fund shares received in the Reorganization will equal the aggregate net asset value of Investment Trust shares held immediately prior to the Reorganization. As a result of the Reorganization, however, a shareholder of Investment Trust will hold a smaller percentage of ownership in the Combined Fund than such shareholder held in Investment Trust prior to the Reorganization. After the Reorganization, Large Cap Core Fund will continue to operate as a separate series of Large Cap Series, a registered open-end investment company.

        The Combined Prospectus/Proxy Statement sets forth concisely the information shareholders of Investment Trust should know before voting on the Reorganization and constitutes an offering of Investor A, Investor B, Investor C, Institutional and Service shares of Large Cap Core Fund only. Please read it carefully and retain it for future reference.

        The following documents have been filed with the Securities and Exchange Commission (the “SEC”), accompany this Combined Prospectus/Proxy Statement and are incorporated herein by reference (legally considered part of) this Combined Prospectus/Proxy Statement:

•	Prospectus of Large Cap Series (“Large Cap Prospectus”) containing information about Large Cap Core Fund, dated February 23, 2007 (and as currently supplemented);
•	Annual Report to Shareholders of Large Cap Core Fund for the fiscal year ended October 31, 2006 (“Large Cap Core Fund Annual Report”); and
•	[Semi-Annual Report to Shareholders of Large Cap Core Fund for the six months ended April 30, 2007 (“Large Cap Core Fund Semi-Annual Report”)]

        The following documents have been filed with the SEC and are incorporated herein by reference:

•	Statement of Additional Information dated [ ], 2007 (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement;
•	Statement of Additional Information of Large Cap Series (“Large Cap SAI”) containing additional information about Large Cap Core Fund, dated February 23, 2007 (and as currently supplemented);
•	Investment Trust Prospectus for Investor class shares (Investor A shares, Investor B shares and Investor C shares) dated January 31, 2007 (and as currently supplemented) (the “Investment Trust Investor Prospectus”);
•	Investment Trust Prospectus for Institutional shares dated January 31, 2007 (and as currently supplemented) (the “Investment Trust Institutional Prospectus”);
•	Investment Trust Prospectus for Service shares dated January 31, 2007 (and as currently supplemented) (the “Investment Trust Service Prospectus” and collectively with the Investment Trust Investor Prospectus and the Investment Trust Institutional Prospectus, the “Investment Trust Prospectus”); and
•	Statement of Additional Information (the “Investment Trust SAI”) containing additional information about Investment Trust, dated January 31, 2007 (and as currently supplemented).

        The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC.

        Copies of the foregoing and any more recent reports filed after the date hereof may be obtained without charge by calling or writing:

BlackRock Large Cap Core Fund of BlackRock Large Cap Series Funds, Inc. P.O. Box 9011 Princeton, New Jersey 08543-9011 Telephone: 1-800-441-7762	BlackRock Investment Trust of BlackRock Funds c/o PFPC Inc. P.O. Box 9819 Providence, Rhode Island 02940-8019 Telephone: 1-800-441-7762

        You also may view or obtain these documents from the SEC:

In Person:	At the SEC’s Public Reference Room at 100 F Street, N.E., Washington, DC 20549

By Phone:	202-551-8090

By Mail:	Public Reference Section Officer of Consumer Affairs and Information Services Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549 (duplicating fee required)

By E-mail:	publicinfo@sec.gov (duplicating fee required)

By Internet:	www.sec.gov

        The BlackRock Funds Board knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, it is the intention of the persons named in the enclosed proxy to vote in accordance with their best judgment.

        No person has been authorized to give any information or make any representation not contained in this Combined Prospectus/Proxy Statement and, if so given or made, such information or representation must not be relied upon as having been authorized. This Combined Prospectus/Proxy Statement does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

        Neither the SEC nor any state regulator has approved or disapproved of these securities or passed upon the adequacy of this Combined Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

        The date of this Combined Prospectus/Proxy Statement is [    ], 2007.

SUMMARY

        The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by reference to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.

        BlackRock Funds and Large Cap Series are both open-end management investment companies registered with the SEC. Investment Trust is organized as a separate series of BlackRock Funds, a business trust organized under the laws of the Commonwealth of Massachusetts. Large Cap Core Fund is organized as a separate series of Large Cap Series, a corporation organized under the laws of the State of Maryland. Large Cap Core Fund is organized in a “master/feeder” structure and is a feeder fund that invests all of its assets in a portfolio, the Master Large Cap Core Portfolio (the “Master Portfolio”), of Master Large Cap Series Trust (the “Master Trust”), that has the same investment objective and strategies as Large Cap Core Fund. Investment management arrangements are at the Master Trust level. In the Reorganization, the assets acquired by Large Cap Core Fund from Investment Trust will be contributed to the Master Portfolio in exchange for interests in the Master Portfolio.

        The investment objective of Investment Trust is to seek long-term capital appreciation. The investment objective of Large Cap Core Fund is long-term capital growth (which means Large Cap Core Fund tries to choose investments that will increase in value). Each Fund publicly offers its shares on a continuous basis. Shares of Investment Trust may be purchased through its distributor, BlackRock Distributors, Inc. (“BDI”); shares of Large Cap Core Fund may be purchased through its distributors, BDI or FAM Distributors, Inc. (“FAMD”), and through numerous intermediaries. Shareholders of each Fund (other than holders of Investment Trust’s Service shares and holders of Large Cap Core Fund’s Class R shares) have the right to exchange their shares for shares of the same class of other funds managed by the same adviser, subject to certain limitations. Additionally, each Fund permits its shareholders to redeem their shares at any time upon proper notice (subject, in certain cases, to contingent deferred sales charges and redemption fees).

The Proposed Reorganization

        The BlackRock Funds Board, including the Trustees who are not “interested persons” of BlackRock Funds (as defined in the 1940 Act), has unanimously approved the Reorganization Agreement. The Large Cap Core Fund Board, including the Directors who are not “interested persons” of Large Cap Series, and the Board of Trustees of the Master Trust, including the Trustees who are not “interested persons” of the Master Trust, have also unanimously approved the Reorganization Agreement. Subject to approval by Investment Trust shareholders, the Reorganization Agreement provides for:

•	the transfer of substantially all the assets and certain stated liabilities of Investment Trust to Large Cap Core Fund in exchange solely for Investor A, Investor B, Investor C, Institutional and Service shares of Large Cap Core Fund;
•	the distribution of such shares to Investment Trust shareholders; and
•	the termination of Investment Trust as a series of BlackRock Funds.

        If the proposed Reorganization is approved and completed, Investment Trust shareholders would hold shares of the same class of Large Cap Core Fund as they currently hold of Investment Trust with an aggregate net asset value equal to the aggregate net asset value of Investment Trust shares owned immediately prior to the Reorganization.

Background and Reasons for the Proposed Reorganization

        The Reorganization is part of a larger initiative to consolidate certain of the comparable BlackRock mutual funds in order to eliminate redundancies and achieve certain operating efficiencies.

1

        In approving the Reorganization Agreement, the BlackRock Funds Board, including the independent Trustees, determined that participation in the Reorganization is in the best interests of Investment Trust and its shareholders and that the interests of the shareholders of Investment Trust will not be diluted with respect to net asset value as a result of the Reorganization. Before reaching these conclusions, the BlackRock Funds Board, including the independent Trustees, engaged in a thorough review process relating to the proposed Reorganization. The independent Trustees also received a memorandum outlining, among other things, the legal standards and certain other considerations relevant to the BlackRock Funds Board’s deliberations. The BlackRock Funds Board, including all of the independent Trustees, approved the Reorganization at a quarterly in-person meeting that was held on May 31, 2007.

        The primary factors considered by the BlackRock Funds Board with regard to the Reorganization include, but are not limited to, the following:

•	The fact that the investment objectives and policies of Investment Trust and Large Cap Core Fund are similar. See “Comparison of Investment Trust and Large Cap Core Fund — Investment Objectives and Principal Investment Strategies.”
•	The expectation that the Combined Fund may achieve certain potential benefits from its larger net asset size.
•	The fact that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.
•	The identity, investment style and strategies (as described below under “Comparison of Investment Trust and Large Cap Core Fund — Investment Objectives and Principal Investment Strategies”) of the portfolio manager who will manage the Combined Fund. See “Management of the Funds.”
•	The relative performance history of each Fund. See “Comparison of Investment Trust and Large Cap Core Fund — Performance Information.”
•	The expectation that shareholders will have substantially the same services available after the Reorganization.
•	The costs associated with the Reorganization will be paid by BlackRock or its affiliates, and will not be borne by shareholders. Any brokerage or other trading costs incurred by a Fund in connection with buying or selling securities prior to the Reorganization will be borne by that Fund.
•	The fact that, although the contractual advisory fee rate of the Combined Fund would be lower than the contractual advisory fee rate of Investment Trust, the net operating expenses for certain classes would increase as a result of the Reorganization. See “Summary — Fees and Expenses,” below. After deliberation, the BlackRock Funds Board concluded that such increases were acceptable in view of the improved management capabilities to Investment Trust that are expected to result from the Reorganization.

        Considering these and other reasons, the BlackRock Funds Board unanimously concluded that completion of the Reorganization is in the best interests of Investment Trust and its shareholders and that the interests of the shareholders of Investment Trust will not be diluted with respect to net asset value as a result of the Reorganization. The approval determination was made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various factors.

        If the Reorganization is not approved by Investment Trust shareholders, Investment Trust will continue to operate for the time being as a separate portfolio of BlackRock Funds advised by BlackRock Advisors, LLC (“BlackRock Advisors”), and the BlackRock Funds Board will consider other alternatives.

2

The BlackRock Funds Board unanimously recommends that you vote “For” the Reorganization.

Investment Objectives and Principal Investment Strategies

        Investment Objectives. The investment objective of Investment Trust is to seek long-term capital appreciation. The investment objective of Large Cap Core Fund is long-term capital growth. Investment Trust’s investment objective may be changed by the BlackRock Funds Board without shareholder approval upon 30 days’notice to shareholders. Large Cap Core Fund’s investment objective is a fundamental policy that may not be changed without approval of shareholders representing a majority of Large Cap Core Fund’s outstanding voting securities, as defined in the 1940 Act. The Combined Fund will pursue Large Cap Core Fund’s investment objective.

        Principal Investment Strategies. Investment Trust invests primarily in common stock but can invest in preferred stock and securities convertible into common and preferred stock. Investment Trust, under normal circumstances, invests at least 80% of its net assets in equity securities. Using quantitative techniques and a multi-factor model, Investment Trust’s management team identifies stocks with rising earnings expectations that sell at low relative valuations when compared with their sector peers. Investment Trust may invest in depositary receipts (or futures) that seek to replicate the performance of the S&P 500 Index® and seeks to maintain the market capitalization, sector allocations and style characteristics similar to those of the S&P 500 Index®. In seeking to maintain the optimal risk/return trade-off, the Investment Trust management team rebalances the portfolio regularly.

        Large Cap Core Fund invests primarily in a diversified portfolio of equity securities of large capitalization companies located in the United States. Large Cap Core Fund emphasizes a mix of growth-oriented and value-oriented investments. Under normal circumstances, Large Cap Core Fund invests at least 80% of its net assets in equity securities of large capitalization companies selected from among those that are, at the time of purchase, included in the Russell 1000® Index. For this purpose, net assets include any borrowings for investment purposes. Large Cap Core Fund invests primarily in equity securities that the investment adviser believes are undervalued or show good prospects for earning growth. BlackRock Advisors uses a proprietary multi-factor quantitative model to look for companies within the Russell 1000® Index that, in BlackRock Advisors’ opinion, are consistent with the investment objective of Large Cap Core Fund. Factors employed by the model include stock valuation, quality of earnings and potential future earnings growth. In seeking to outperform its benchmark, the Russell 1000® Index, Large Cap Core Fund will allocate its common stock investments among industry sectors in a manner generally comparable to the sector weighting in the Russell 1000® Index. Large Cap Core Fund may continue to hold a security after it has been removed from the Russell 1000® Index.

        The Combined Fund’s principal investment strategies will be those of Large Cap Core Fund.

        Comparison. Because Investment Trust and Large Cap Core Fund pursue similar investment objectives and hold similar securities, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses associated with the sale of securities held by Investment Trust that are incompatible with Large Cap Core Fund’s investment objective.

        For information about the fundamental investment restrictions applicable to each Fund, see Appendix A.

Fees and Expenses

        Assuming shareholders of Investment Trust approve the proposed Reorganization, Large Cap Core Fund will acquire substantially all the assets and certain stated liabilities of Investment Trust, an account will be set up in each Investment Trust shareholder’s name at Large Cap Core Fund and each such shareholder will receive shares of Large Cap Core Fund. After the Reorganization, Investment Trust shareholders will hold shares of Large Cap Core Fund that are of the same class as, and have an aggregate net asset value equal to the aggregate net asset value of, Investment Trust shares owned immediately prior to the Reorganization.

        Investment Trust currently offers five classes of shares (Investor A, B and C shares, Institutional shares and Service shares). Large Cap Core Fund offers five classes of shares (Investor A, B, and C shares, Institutional shares and Class R shares), and, in connection with the Reorganization, will issue an additional new class of Service shares.

3

        If the Reorganization is approved and completed, holders of Investment Trust shares will receive Large Cap Core Fund shares as follows:

Investment Trust Shares Investor A Investor B Investor C Institutional Service	Large Cap Core Fund Shares Investor A Investor B Investor C Institutional Service (newly created)

4

Fee Table of Investment Trust, Large Cap Core Fund and the
Pro Forma Combined Fund as of April 30, 2007 (unaudited)

        The following comparative tables describe the fees and expenses that you may incur in connection with buying and holding shares of Investment Trust versus shares of Large Cap Core Fund. The pro forma column shows the Combined Fund’s fees and expenses assuming that the Reorganization is approved by the shareholders of Investment Trust and completed. The tables are based on the expenses for the year ended April 30, 2007. Future fees and expenses may be greater or less than those indicated below.

	Actual				Pro Forma Large Cap Core Combined Fund*		Actual				Pro Forma Large Cap Core Combined Fund*
	Investment Trust		Large Cap Core Fund				Investment Trust		Large Cap Core Fund
	Investor A		Investor A		Investor A		Investor B(b)		Investor B(b)		Investor B (b)
Stockholder Fees (fees paid directly from a stockholder’s investment)(a):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.25%	(c)	5.25%	(c)	5.25	%(c)	None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	(d)	None	(d)	None	(d)	4.50%	(c)	4.50%	(c)	4.50%	(c)
Maximum Sales Charge (Load) Imposed on Dividend Reinvestments	None		None		None		None		None		None
Redemption Fee	None	(i)	None		None		None	(i)	None		None
Exchange Fee	None	(i)	None		None		None	(i)	None		None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.54%		0.46%		0.46%		0.54%		0.46%		0.46%
Distribution and/or Service (12b-1) Fees	0.25%		0.25%		0.25%		1.00%		1.00%		1.00%

Other Expenses (including administration and transfer agency fees)(e)	.46%		0.41%		0.46%		0.60%		0.46%		0.55%

Total Annual Fund Operating Expenses	1.25%		1.12%	(g)	1.17	%(g)	2.14%		1.92%	(g)	2.01%	(g)
Fee Waiver and/or Expense Reimbursement	(0.09)%	(f)	—		(0.05	)(j)	(0.23)	%(f)	—		(0.09	)(j)

Net Total Annual Fund Operating Expenses	1.16%	(f)	1.12%	(g)(k)	1.12%	(g)	1.91%	(f)	1.92%	(g)(k)	1.92%	(g)

Footnotes begin on the next page.

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	Actual				Pro Forma Large Cap Core Combined Fund*		Actual				Pro Forma Large Cap Core Combined Fund*		Actual		Pro Forma Large Cap Core Combined Fund*
	Investment Trust		Large Cap Core Fund				Investment Trust		Large Cap Core Fund				Investment Trust
	Investor C		Investor C		Investor C		Institutional		Institutional		Institutional		Service		Service(h)
Stockholder Fees (fees paid directly from a stockholder’s investment)(a):
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None		None		None		None		None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	(c)	1.00%	(c)	1.00%	(c)	None		None		None		None		None
Maximum Sales Charge (Load) Imposed on Dividend Reinvestments	None		None		None		None		None		None		None		None
Redemption Fee	None	(i)	None		None		None	(i)	None		None		None	(i)	None
Exchange Fee	None	(i)	None		None		None	(i)	None		None		None	(i)	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets):
Management Fees	0.54%		0.46%		0.46%		0.54%		0.46%		0.46%		0.54%		0.46%
Distribution and/or Service (12b-1) Fees	1.00%		1.00%		1.00%		None		None		None		0.25%		0.25%
Other Expenses (including administration and
transfer agency fees)(e)	0.40%		0.46%		0.45%		0.24%		0.36%		0.34%		0.21%		0.35%

Total Annual Fund Operating Expenses	1.94%		1.92%	(g)	1.91%	(g)	0.78%		0.82%	(g)	0.80%	(g)	1.00%		1.06%	(g)
Fee Waiver and/or Expense Reimbursement	(0.03	)(f)	—		—		—	(f)	—		—		—	(f)	—

Net Total Annual Fund Operating Expenses	1.91%	(f)	1.92%	(g)(k)	1.91%	(g)	0.78%	(f)	0.82%	(g)(k)	0.80%	(g)	1.00%	(f)	1.06%	(g)

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*	Assuming the Reorganization had taken place on April 30, 2007.
(a)	In addition, certain selected securities dealers or other financial intermediaries may charge clients a processing fee when a client buys or redeems shares. For example, Merrill Lynch generally charges a fee of $5.35 when a client buys or redeems shares. Also, PFPC Inc., the transfer agent, charges a fee of $7.50 for redemption payments made by wire transfer and $15 for redemption by check sent via overnight mail. See “Your Account — How to Buy, Sell, Transfer and Exchange Shares.”
(b)	Investor B shares automatically convert to Investor A shares about eight years after initial purchase and will no longer be subject to distribution fees.
(c)	Some investors may qualify for reductions in or waivers of the sales charge (load).
(d)	A stockholder may pay a deferred sales charge of 1.00% if such stockholder purchases $1 million or more of Investor A shares of Large Cap Core Fund and redeems within 18 months. A CDSC of .75% is assessed on certain redemptions within 18 months of purchase of Investor A shares of Investment Trust that are purchased with no initial sales charge as part of an investment of $1 million or more.
(e)	PFPC Inc., an affiliate of BlackRock Advisors, provides transfer agency services to the Funds. The Funds pay a fee for these services. The Fund’s investment adviser, and/or such adviser’s affiliates, also provide certain accounting services to the Funds and the Funds reimburse the investment adviser, or its affiliates for such services. Pursuant to an administration agreement between BlackRock Advisors and Large Cap Series, on behalf of Large Cap Core Fund, BlackRock Advisors receives a monthly fee at the annual rate of 0.25% of the average daily net assets of Large Cap Core Fund and Pro Forma Combined Fund. For Large Cap Core Fund and the Pro Forma Combined Fund, the fees and expenses include the expenses of both the Large Cap Core Fund and Master Large Cap Core Portfolio, which includes acquired fund fees and expenses of 0.01% for Master Large Cap Core Portfolio. For Investment Trust, acquired fund fees and expenses were less than 0.01% for Investment Trust’s last fiscal year.
(f)	BlackRock Advisors has contractually agreed to waive or reimburse fees or expenses with respect to Investment Trust in order to limit expenses as a percentage of average daily net assets allocated to each class as follows: 1.16% (for Investor A shares), 1.91% (for Investor B and C shares), 0.81% (for Institutional shares), and 1.11% (for Service shares) (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) of average daily net assets until February 1, 2008. BlackRock Advisors may reduce or discontinue this voluntary waiver and/or reimbursement at any time without notice.
(g)	A portion of the total operating expenses incurred by Large Cap Core Fund and the Pro Forma Combined Fund is actually incurred by the Master Portfolio. As a feeder of the Master Portfolio, each of Large Cap Core Fund and the Pro Forma Combined Fund incurs its proportionate share of the expenses incurred by the Master Portfolio, including investment advisory fees, certain professional fees, accounting fees, custody fees and directors fees.
(h)	Prior to the Reorganization, Large Cap Core Fund did not issue Service shares.
(i)	Fee applies only to shares redeemed or exchanged within 90 days of purchase.
(j)	BlackRock Advisors has contractually agreed to waive or reimburse fees or expenses with respect to the Pro Forma Combined Fund in order to limit expenses as a percentage of average daily net assets allocated to each class as follows: 1.11% (for Investor A Shares) and 1.91% (for Investment B Shares) (excluding interest expense, acquired fund fees and expenses and certain other expenses) of average daily net assets until October 31, 2008 and thereafter unless BlackRock Advisors notifies the Pro Forma Combined Fund of the termination of the waiver and/or expense reimbursement agreement or unless the agreement is terminated by a vote of the Board of Directors of Large Cap Series.
(k)	The Total and Net Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in Large Cap Core Fund’s most recent semi-annual report, given that the Large Cap Core Fund’s most recent semi-annual report does not reflect a change in methodology for calculating transfer agency fees and does not include the Master Large Cap Core Portfolio’s acquired fund fees and expenses.

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EXAMPLES:

These examples assume that an investor invests $10,000 in the relevant Fund for the time periods indicated, that the investment has a 5% return each year, that the investor pays the sales charges, if any, that apply to the particular share class and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate that the investor will receive a 5% annual rate of return. The annual return may be more or less than the 5% used in these examples. Although actual costs may be higher or lower, based on these assumptions, an investor’s costs would be:

ASSUMING THE INVESTOR REDEEMS HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Investor A
Large Cap Core Fund	$633	$862	$1,110	$1,817
Investment Trust*	$637	$892	$1,167	$1,949
Pro Forma Combined Fund**#	$633	$872	$1,130	$1,867

Investor B
Large Cap Core Fund	$645	$953	$1,237	$2,035	†
Investment Trust*	$644	$998	$1,328	$2,227	†
Pro Forma Combined Fund**#	$645	$972	$1,275	$2,114	†

Investor C
Large Cap Core Fund	$295	$603	$1,037	$2,243
Investment Trust*	$294	$606	$1,044	$2,262
Pro Forma Combined Fund**	$294	$600	$1,032	$2,233

Institutional Class
Large Cap Core Fund	$ 84	$262	$ 455	$1,014
Investment Trust*	$ 80	$249	$ 433	$ 966
Pro Forma Combined Fund**	$ 82	$255	$ 444	$ 990

Service Class††
Investment Trust*	$102	$318	$ 552	$1,225
Pro Forma Combined Fund**	$108	$337	$ 585	$1,294

Footnotes begin on the next page.

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ASSUMING THE INVESTOR DOES NOT REDEEM HIS OR HER SHARES:

	1 Year	3 Years	5 Years	10 Years
Investor A
Large Cap Core Fund	$633	$862	$1,110	$1,817
Investment Trust*	$637	$892	$1,167	$1,949
Pro Forma Combined Fund**#	$633	$872	$1,130	$1,867

Investor B
Large Cap Core Fund	$195	$603	$1,037	$2,035	†
Investment Trust*	$194	$648	$1,128	$2,227	†
Pro Forma Combined Fund**#	$195	$622	$1,075	$2,114	†

Investor C
Large Cap Core Fund	$195	$603	$1,037	$2,243
Investment Trust*	$194	$606	$1,044	$2,262
Pro Forma Combined Fund**	$194	$600	$1,032	$2,233

Institutional Class
Large Cap Core Fund	$ 84	$262	$ 455	$1,014
Investment Trust*	$ 80	$249	$ 433	$ 966
Pro Forma Combined Fund**	$ 82	$255	$ 444	$ 990

Service Class††
Investment Trust*	$102	$318	$ 552	$1,225
Pro Forma Combined Fund**	$108	$337	$ 585	$1,294

*	Does not reflect the continuation beyond one year of the contractual agreement described in note (f) to the fee table.
**	Assuming the Reorganization had taken place on April 30, 2007.
†	Assumes conversion to Investor A shares approximately eight years after purchase.
††	Large Cap Core Fund does not currently offer Service shares, but the Combined Fund will offer Service shares.
#	Does not reflect the continuation beyond one year of the contractual agreement described in note (j) to the fee table

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Expense Ratios

The table below sets forth the total expense ratios (including distribution and service fees) for each class of shares of Investment Trust as of March 31, 2007, and for each class of Large Cap Core Fund to be issued to holders of shares of Investment Trust will receive in the Reorganization, assuming the Reorganization had occurred as of April 30, 2007.

If you hold the following Investment Trust shares:	Total Annual Operating Expense Ratio (excluding fee waivers)	Total Annual Operating Expense Ratio (including fee waivers)		In the Reorganization, you will receive the following Large Cap Core Fund shares:	Total Annual Operating Expense Ratio (excluding fee waivers) †	Total Annual Operating Expense Ratio (including fee waivers) †

Investor A	1.25%	1.16	%*	Investor A	1.17%	1.12%**

Investor B	2.14%	1.91	%*	Investor B	2.01%	1.92%**

Investor C	1.94%	1.91	%*	Investor C	1.91%	1.91%

Institutional	.78%	.78	%*	Institutional	.80%	.80%

Service	1.00%	1.00	%*	Service	1.06%	1.06%

*	BlackRock Advisors has contractually agreed to waive or reimburse fees or expenses in order to limit expenses as a percentage of average daily net assets allocated to each class of Investment Trust as follows: 1.16% (for Investor A Shares), 1.91% (for Investor B and C Shares), 0.81% (for Institutional Shares), and 1.11% (for Service Shares), until February 1, 2008. The Fund may have to repay some of these waivers and reimbursements to BlackRock Advisors in the following two years.
**	BlackRock Advisors has contractually agreed to waive or reimburse fees or expenses in order to limit expenses as a percentage of average daily net assets allocated to the Combined Fund (excluding interest expense, acquired fund fees and expenses and certain other fund expenses) as follows: 1.11% (for Investor A Shares) and 1.91% (for Investor B Shares), until October 31, 2008 and thereafter unless BlackRock Advisors notifies Large Cap Series of the termination of the wavier and/or expense reimbursement agreement or unless the agreement is terminated by a vote of the Board of Directors of Large Cap Series.
†	The Total Annual Expense Ratios (excluding and including fee waivers) for Large Cap Core and the Combined Fund include acquired fund fees and expenses of 0.01% attributable to the Master Large Cap Core Portfolio.

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Federal Tax Consequences

        The Reorganization is expected to qualify as a tax-free “reorganization” for U.S. federal income tax purposes. If the Reorganization so qualifies, in general, neither Large Cap Core Fund, Investment Trust, nor their respective shareholders will recognize gain or loss for U.S. federal income tax purposes in the transactions contemplated by the Reorganization, and neither Large Cap Core Fund nor the Master Portfolio will recognize gain or loss on the transfer by Large Cap Core Fund to the Master Portfolio of assets in exchange for beneficial interests in the Master Portfolio. As a condition to the closing of the Reorganization, each of Large Cap Core Fund and Investment Trust will receive an opinion from Sidley Austin llp to that effect. No tax ruling from the Internal Revenue Service (“IRS”) regarding the Reorganization has been or will be requested. The opinion of counsel is not binding on the IRS or any court and thus does not preclude the IRS from asserting, or a court from rendering, a contrary position.

        If any of the portfolio assets of Investment Trust are sold by Investment Trust in connection with the Reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and Investment Trust’s basis in such assets. Any gains will be distributed to Investment Trust’s shareholders as either capital gain dividends (to the extent of long-term capital gains) or ordinary dividends (to the extent of short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

        At any time prior to the consummation of the Reorganization, a shareholder may redeem shares, likely resulting in recognition of gain or loss to such shareholder for U.S. federal and state income tax purposes. For more information about the U.S. federal income tax consequences of the Reorganization, see “Material U.S. Federal Income Tax Consequences of the Reorganization.”

Purchase, Exchange, Redemption and Valuation of Shares

        Procedures for the purchase, exchange, redemption and valuation of shares of Large Cap Core Fund and Investment Trust are similar.

        Purchasing Shares. The class structure and purchase and distribution procedures for shares are substantially similar for both Investment Trust and Large Cap Core Fund. See “Comparison of Investment Trust and Large Cap Core Fund — Purchase, Exchange, Redemption and Valuation of Shares — Purchasing Shares.” After the Reorganization, the Combined Fund will offer Investor A, Investor B, Investor C, Institutional, Service and Class R shares. A shareholder holding shares of Investment Trust or Large Cap Core Fund wishing to purchase additional shares of the Combined Fund after the Reorganization may find that the [fees and] expenses on the share classes, though similarly named, are not the same as such [fees and] expenses on the shares he or she held prior to the Reorganization. See “Fees and Expenses” above.

        Exchanging Shares. Shareholders of Large Cap Core Fund and Investment Trust holding Investor A, Investor B and Investor C shares have an exchange privilege with certain other funds advised by BlackRock Advisors. Holders of Institutional shares of Large Cap Core Fund and Investment Trust have and holders of Service shares of Large Cap Core Fund will have an exchange privilege with certain funds advised by BlackRock Advisors. Holders of Service shares of Investment Trust and holders of Class R shares of Large Cap Core do not have an exchange privilege. Shareholders of the Combined Fund (other than holders of Class R shares) will have an exchange privilege into the same or similarly designated shares of other funds in the complex of funds advised by BlackRock Advisors or its affiliates. In making such exchanges shareholders may be subject to different fees and expenses than their original shares. See “Comparison of Investment Trust and Large Cap Core Fund — Purchase, Exchange, Redemption and Valuation of Shares — Exchanging Shares.”

        Redeeming Shares. The redemption procedures for shares of Large Cap Core Fund are substantially similar to the redemption procedures for shares of Investment Trust. See “Comparison of Investment Trust and Large Cap Core Fund — Purchase, Exchange, Redemption and Valuation of Shares — Redeeming Shares.”

11

        Valuation of Shares. Large Cap Core Fund calculates the net asset value of each class of its shares (generally by using market quotations) each day the New York Stock Exchange (the “NYSE”) is open as of the close of business on the NYSE based on prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. The net asset value used in determining share price is the next one calculated after the purchase or redemption order is placed. See “Comparison of Investment Trust and Large Cap Core Fund — Purchase, Exchange, Redemption and Valuation of Shares — Valuation of Shares.”

COMPARISON OF INVESTMENT TRUST
AND LARGE CAP CORE FUND

Principal and Other Investment Risks

        Because of their similar investment objectives and principal investment strategies, Investment Trust and Large Cap Core Fund are subject to similar investment risks. The following discussion describes the principal and certain other risks that may affect the Combined Fund. You will find additional descriptions of specific risks in the Investment Trust Prospectus and the Large Cap Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement).

        There is no guarantee that shares of either Fund will not lose value. This means shareholders of either Fund and shareholders of the Combined Fund could lose money.

        The primary risks of investing in the Funds include market risk and selection risk. Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that a market will go down sharply and unpredictably. Selection risk is the risk that the securities that a Fund’s investment adviser selects will underperform the markets, the relevant indices or securities selected by other funds with similar investment objectives and investment strategies.

        Depending on its investment policies, one or both Funds are subject to several types of secondary risk, including: (i) borrowing and leverage risk; (ii) risks related to securities lending; (iii) risks related to depositary receipts; (iv) the risk that various potential hedging strategies will reduce gains; and (v) risks related to investments in when issued or delayed delivery securities and forward commitments.

Investment Objectives and Principal Investment Strategies

        Investment Trust. Investment Trust’s investment objective is to seek long-term capital appreciation. Investment Trust’s investment objective may be changed by the BlackRock Funds Board without shareholder approval upon 30 days’ notice to shareholders.

        Investment Trust, under normal circumstances, invests at least 80% of its net assets in equity securities. Investment Trust’s management team uses quantitative techniques to analyze a universe of approximately 800 companies, including those in the S&P 500® Index and about 300 other large and medium capitalization companies. Using a multi-factor model, Investment Trust’s management team identifies stocks with rising earnings expectations that sell at low relative valuations when compared with their sector peers. Based on this information, and using sophisticated risk measurement tools, the management team selects stocks, together with their appropriate weightings, that it believes will maximize Investment Trust’s return per unit of risk. Investment Trust seeks to maintain the market capitalization, sector allocations and style characteristics similar to those of the S&P 500® Index. In order to remain fully invested and instead of purchasing and selling securities directly, Investment Trust may also invest in depositary receipts (or futures) that seek to replicate the performance of the S&P 500® Index. In extreme market conditions, Investment Trust temporarily may invest some or all of its assets in high quality money market securities for the purpose of avoiding market losses. In seeking to maintain the optimal risk/return trade-off, the Investment Trust management team rebalances the portfolio regularly.

        The Investment Trust management team may, when consistent with the Fund’s investment goal, buy or sell options or futures on a security or an index of securities (commonly known as derivatives).

12

        Large Cap Core Fund. The investment objective of Large Cap Core Fund is long-term capital growth. Large Cap Core Fund’s investment objective is a fundamental policy that may not be changed without approval of shareholders representing a majority of Large Cap Core Fund’s outstanding voting securities, as defined in the 1940 Act.

        Large Cap Core Fund invests primarily in a diversified portfolio of equity securities of large capitalization companies located in the United States. Under normal circumstances, Large Cap Core Fund invests at least 80% of its net assets in equity securities of large capitalization companies selected from among those that are, at the time of purchase, included in the Russell 1000® Index.

        Large Cap Core Fund seeks to outperform the Russell 1000® Index by investing in equity securities that Large Cap Core Fund’s investment adviser believes are undervalued or show good prospects for earnings growth. In selecting securities for Large Cap Core Fund’s portfolio from its benchmark universe, Large Cap Core Fund’s investment adviser uses a proprietary multi-factor quantitative model. The factors employed by the model include stock valuation, quality of earnings and potential future earnings growth.

        Because Large Cap Core Fund generally will not hold all the stocks in its applicable index, and because Large Cap Core Fund’s investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, Large Cap Core Fund is not an “index” fund. In seeking to outperform the relevant benchmark, however, Large Cap Core Fund’s investment adviser reviews potential investments using certain criteria that are based on the securities in the relevant index. These criteria currently include the following:

•	Relative price to earnings and price to book ratios
•	Stability and quality of earnings
•	Earnings momentum and growth
•	Weighted median market capitalization of Large Cap Core Fund’s portfolio
•	Allocation among the economic sectors of Large Cap Core Fund’s portfolio as compared to the applicable index
•	Weighted individual stocks within the applicable index

        In addition to the main strategies discussed above, Large Cap Core Fund may use certain other investment strategies. Large Cap Core Fund also may invest in securities of foreign issuers that are represented by American Depositary Receipts, (“ADRs”), may lend its portfolio securities and may invest uninvested cash balances in affiliated money market funds. Large Cap Core Fund may invest in investment grade convertible securities, preferred stock, illiquid securities, and U.S. Government debt securities (i.e., securities that are direct obligations of the U.S. Government) and there are no restrictions on the maturity of the debt securities in which Large Cap Core Fund may invest.

        Large Cap Core Fund is organized in a “master/feeder” structure and is a feeder fund that invests all of its assets in the Master Portfolio of the Master Trust, which has the same investment objective and strategies as Large Cap Core Fund. All investments will be made at the level of the Master Portfolio and investment advisory arrangements are made at the Master Trust level. Therefore, Large Cap Core Fund’s investment results will correspond directly to the investment results of the Master Portfolio. In the Reorganization, the assets acquired by Large Cap Core Fund from Investment Trust will be contributed to the Master Portfolio in exchange for interests in the Master Portfolio.

        Large Cap Core Fund may use derivatives to hedge its investments or to seek to enhance returns.

        Combined Fund. The Combined Fund’s investment objective and principal investment strategies will be those of Large Cap Core Fund. Because Investment Trust and Large Cap Core Fund pursue similar investment

13

objectives and hold similar securities, the proposed Reorganization is not expected to cause significant portfolio turnover or transaction expenses associated with the sale of securities held by Investment Trust that are incompatible with Large Cap Core Fund’s investment objective.

Performance Information

        The following tables provide performance information for the currently existing shares of each class of Large Cap Core Fund (except Class R shares, which will not be issued in the Reorganization) and Investment Trust, including and excluding maximum applicable sales charges, for the periods indicated. Past performance is not predictive of future performance. Since Large Cap Core Fund’s Service shares to be issued in the Reorganization are newly created, no Large Cap Core Fund performance information is provided for those shares. For more information concerning the performance of Large Cap Core Fund, please refer to the Large Cap Prospectus and the Large Cap Core Fund Annual Report, both of which accompany the Combined Prospectus/Proxy Statement and the Large Cap SAI which is available upon request. For more information concerning the performance of Investment Trust, please refer to the Investment Trust Prospectus, the Investment Trust SAI and the 2006 Annual Report to Shareholders of Investment Trust, which are available upon request. See the cover page of this Combined Prospectus/Proxy Statement for information about how to obtain copies of various documents. If BlackRock and its affiliates had not waived or reimbursed certain expenses of Investment Trust during these periods, its returns would have been lower.

Large Cap Core Fund
Average Annual Total Return

	Investor A Shares				Investor B Shares				Investor C Shares
Period	With Sales Charge*		Without Sales Charge		With Sales Charge*		Without Sales Charge		With Sales Charge*		Without Sales Charge
One Year Ended April 30, 2007	[•]	%	[•]	%	[•]	%	[•]	%	[•]	%	[•]	%
Five Years Ended April 30, 2007	[•]	%	[•]	%	[•]	%	[•]	%	[•]	%	[•]	%
Since Inception (December 22, 1999) to April 30, 20	[•]	%	[•]	%	[•]	%	[•]	%	[•]	%	[•]	%

	Institutional Shares**		Service Shares†
Period	Without Sales Charge		Without Sales Charge
One Year Ended April 30, 2007	[•]	%	[•]	%
Five Years Ended April 30, 2007	[•]	%	[•]	%
Ten Years Ended April 30, 2007	[•]	%	[•]	%

14

*	Assumes the maximum initial sales charge on Investor A shares is 5.25%, the maximum CDSC on Investor B shares is 4.5% and is reduced to 0% after six years and the maximum CDSC on Investor C shares is 1.00% and is reduced to 0% after one year.
**	The returns for Institutional shares do not reflect the Institutional shares front-end sales charge in effect prior to December 28, 2005. If the sales charge were included, the returns for Institutional shares would be lower.
†	The returns for Service shares, which will be issued in the Reorganization, are based upon performance of the Large Cap Core Fund’s Institutional shares. The returns for Service shares, however, are adjusted to reflect service (12b-1) fees applicable to Service shares.

Investment Trust
Average Annual Total Return

	Investor A Shares				Investor B Shares				Investor C Shares
Period	With Sales Charge*		Without Sales Charge		With Sales Charge*		Without Sales Charge		With Sales Charge*		Without Sales Charge
One Year Ended April 30, 2007	[•]	%	[•]	%	[•]	%	[•]	%	[•]	%	[•]	%
Five Years Ended April 30, 2007	[•]	%	[•]	%	[•]	%	[•]	%	[•]	%	[•]	%
Ten Years Ended April 30, 2007	[•]	%	[•]	%	[•]	%	[•]	%	[•]	%	[•]	%

	Institutional Shares		Service Shares
Period	Without Sales Charge		Without Sales Charge
One Year Ended April 30, 2007	[•]	%	[•]	%
Five Years Ended April 30, 2007	[•]	%	[•]	%
Ten Years Ended April 30, 2007	[•]	%	[•]	%

*	Assumes the maximum initial sales charge on Investor A shares is 5.25%, the maximum CDSC on Investor B shares is 4.5% and is reduced to 0% after six years and the maximum CDSC on Investor C shares is 1.0% and is reduced to 0% after one year.

        Because the Combined Fund will most closely resemble Large Cap Core Fund, Large Cap Core Fund will be the accounting survivor of the Reorganization. As such, the Combined Fund will assume the performance history of Large Cap Core Fund at the closing of the Reorganization.

Management of the Funds

        Investment Trust. BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, serves as the investment adviser to Investment Trust. BlackRock Advisors is a wholly owned subsidiary of BlackRock.

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        Investment Trust’s management team is led by Fred Herrmann, CFA, and David Byrket, CFA, both Managing Directors at BlackRock Advisors. Mr. Herrmann and Mr. Byrket head a six person investment team at BlackRock Advisors focused on quantitative strategies for the equity market. They have been managing Investment Trust since March 2003. Prior to joining BlackRock Advisors in 2003, both Mr. Byrket and Mr. Herrmann were Managing Directors at Weiss, Peck and Greer, LLC since 2001. They have been responsible for managing quantitative equity portfolios since 1996.

        The Investment Trust SAI provides additional information about the compensation of Investment Trust’s portfolio managers, other accounts managed by such portfolio managers, and such portfolio managers’ ownership of securities in Investment Trust.

        Large Cap Core Fund. BlackRock Advisors also serves as the investment adviser to the Master Portfolio. BlackRock Investment Management, LLC, located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536, serves as the sub-adviser to the Master Portfolio.

        Robert C. Doll, Jr., is the Master Portfolio’s senior portfolio manager and is primarily responsible for the day-to-day management of the Master Portfolio’s portfolio and the selection of its investments. He has managed the Master Portfolio since inception. Mr. Doll has been Vice Chairman and Director of BlackRock, Inc. and Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee and member of the BlackRock Executive Committee since 2006. Mr. Doll was President of Merrill Lynch Investment Managers, L.P. (“MLIM”) and its affiliate, Fund Asset Management, L.P. (“FAM”), from 2001 to 2006. He was Co-Head (Americas Region) of MLIM from 1999 to 2000. Prior to joining MLIM, Mr. Doll was Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999. He was President and a member of the Board of the funds advised by MLIM and its affiliates from 2005 to 2006.

        The Large Cap SAI provides additional information about the compensation of the Master Portfolio’s portfolio manager, other accounts he manages, and his ownership of securities in Large Cap Core Fund.

        Combined Fund. As discussed below under “Investment Advisory Agreements — Large Cap Core Fund,”following the Reorganization, BlackRock Advisors will serve as investment adviser to the Master Portfolio and BlackRock Investment Management, LLC will serve as sub-adviser to the Master Portfolio. The Master Portfolio’s portfolio manager will be Robert C. Doll, Jr.

Investment Advisory Agreements

        Investment Trust. BlackRock Advisors provides investment advisory services to Investment Trust pursuant to an investment advisory agreement. The investment advisory agreement between Investment Trust and BlackRock Advisors is referred to herein as the “Investment Trust Advisory Agreement.”

        BlackRock Advisors is entitled to fees computed daily and payable monthly. The maximum annual advisory fees that can be paid to BlackRock Advisors (as a percentage of average daily net assets of Investment Trust) are as follows:

Total Annual Advisory Fee (Before Waivers)

I
Average Daily Net Assets	Investment Advisory Fee
Up to $1 billion	0.550%
$1 billion–$2 billion	0.500%
$2 billion–$3 billion	0.475%
Greater than $3 billion	0.450%

Applying this fee schedule, Investment Trust’s effective advisory fee rate was [0.550]% of Investment Trust’s average daily net assets for the twelve month period ended October 31, 2006.

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        BlackRock Advisors has contractually agreed to waive or reimburse fees or expenses until February 1, 2008 in order to limit expenses (excluding (i) interest, taxes, brokerage commissions, and other expenditures that are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Fund’s investments; and (iv) other extraordinary expenses not incurred in the ordinary course of business, if any) as a percentage of average daily net assets allocated to each class as follows: 1.16% (for Investor A shares), 1.91% (for Investor B and C shares), 0.81% (for Institutional shares), and 1.11% (for Service shares). See “Summary — Fees and Expenses” above.

        To maintain this limit, BlackRock Advisors and Investment Trust have entered into an expense limitation agreement. The agreement sets a limit on certain of the operating expenses through February 1, 2008 and requires BlackRock Advisors to waive or reimburse fees or expenses if these operating expenses exceed that limit.

        If within two years following a waiver or reimbursement, the operating expenses of a share class of Investment Trust that previously received a waiver or reimbursement from BlackRock Advisors are less than the expense limit for that share class, the share class is required to repay BlackRock Advisors up to the amount of fees waived or expenses reimbursed under the agreement if: (1) Investment Trust has more than $50 million in assets, (2) BlackRock Advisors or an affiliate serves as Investment Trust’s investment adviser or administrator and (3) the Board of Trustees of Investment Trust has approved in advance the payments to BlackRock Advisors at the previous quarterly meeting of the BlackRock Funds Board. This repayment obligation will terminate as of the consummation of the Reorganization.

        A discussion regarding the basis for the BlackRock Funds Board’s approval of the Investment Trust Advisory Agreement is available in Investment Trust’s most recent annual report to shareholders for the period ended September 30, 2006, which is available to shareholders at www.blackrock.com or by calling 1-800-441-7762.

        Large Cap Core Fund. Large Cap Core Fund invests all of its assets in the Master Portfolio of the Master Trust. Accordingly, Large Cap Core Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the Master Trust level. Effective September 29, 2006, the Master Trust, on behalf of the Master Portfolio, entered into an investment advisory agreement with BlackRock Advisors, as investment adviser (the “Large Cap Core Advisory Agreement”). Currently, BlackRock Advisors has overall responsibility for managing the investments of the Master Portfolio, subject to the oversight of the Master Trust Board. Under the Large Cap Core Advisory Agreement, BlackRock Advisors provides the Master Trust with investment advisory and management services. BlackRock Advisors is responsible for the actual management of the Master Portfolio’s portfolio and reviews the Master Portfolio’s holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with BlackRock Advisors. Prior to September 29, 2006, Fund Asset Management, L.P. (“FAM”), an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc., acted as the Master Portfolio’s investment adviser and was compensated according to the fee rate schedule shown below.

        BlackRock Advisors is entitled to fees computed daily and payable monthly. The maximum annual advisory fees that can be paid to BlackRock Advisors (as a percentage of average daily net assets of the Master Portfolio) are as follows:

Total Annual Advisory Fee (Before Waivers)

Average Daily Net Assets	Investment Advisory Fee
Up to $1 billion	0.50%
$1 billion–$5 billion	0.500%
$2 billion–$3 billion	0.45%
Greater than $5 billion	0.40%

        For the period September 29, 2006 through October 31, 2006, BlackRock Advisors received a fee at the annual rate of 0.46% of the average daily net assets of the Master Portfolio. For the period November 1, 2005 to September 29, 2006, FAM received a fee at the annual rate of 0.47% of the average daily net assets of Master Portfolio.

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        BlackRock Advisors has a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate, under which BlackRock Advisors pays BIM, for services it provides, a monthly fee at an annual rate that is a percentage of the advisory fee paid to BlackRock Advisors under the Master Portfolio Advisory Agreement.

        A discussion regarding the basis for the Master Trust Board’s approval of the Large Cap Core Advisory Agreement and the sub-advisory agreement with BIM is available in the 2006 Large Cap Core Fund Annual Report, which accompanies this Combined Prospectus/Proxy Statement.

        Combined Fund. If the shareholders of Investment Trust approve the Reorganization, the Combined Fund will be managed by BlackRock Advisors and sub-advised by BIM. Following the Reorganization, the Master Portfolio advisory fee structure will apply. It is anticipated that, after the Reorganization, the Combined Fund, pursuant to the Large Cap Core Advisory Agreement, will be subject to a lower contractual advisory fee rate than under the Investment Trust Advisory Agreement.

Administration Agreements

        Investment Trust. BlackRock Advisors and PFPC Inc. (“PFPC”) serve as Investment Trust’s co-administrators pursuant to an administration agreement (the “Investment Trust Administration Agreement”). PFPC maintains office facilities for Investment Trust and furnishes Investment Trust with statistical and research data, clerical, accounting, bookkeeping and other administrative services. Under the Investment Trust Administration Agreement, BlackRock Advisors is responsible for: (i) the supervision and coordination of the performance of Investment Trust’s service providers; (ii) the negotiation of service contracts and arrangements between Investment Trust and its service providers; (iii) acting as liaison between the trustees of BlackRock Funds’ and Investment Trust’s service providers in connection with Investment Trust’s operations and (iv) providing ongoing business managerial and support services.

        Under the Investment Trust Administration Agreement, Investment Trust pays BlackRock Advisors and PFPC a fee, computed daily and payable monthly, at an aggregate annual rate of (i) 0.075% of the first $500 million of Investment Trust’s average daily net assets, 0.065% of the next $500 million of Investment Trust’s average daily net assets and 0.055% of Investment Trust’s average daily net assets in excess of $1 billion; and (ii) 0.025% of the first $500 million of the average daily net assets allocated to each class of shares of Investment Trust, 0.015% of the next $500 million of the average daily net assets allocated to each class of shares of Investment Trust and 0.005% of the average daily net assets allocated to each class of shares of Investment Trust in excess of $1 billion. Applying this fee schedule, Investment Trust’s effective administrative fee rate was 0.10% of Investment Trust’s average daily net assets for the twelve month period ended October 31, 2006. BlackRock Advisors and PFPC may from time to time voluntarily waive administration fees with respect to Investment Trust and may voluntarily reimburse Investment Trust for expenses.

        Large Cap Core Fund. BlackRock Advisors provides administrative services to Large Cap Core Fund pursuant to an administration agreement between BlackRock Advisors and Large Cap Series (the “Large Cap Core Administration Agreement”). Under the Large Cap Core Administration Agreement, BlackRock Advisors provides certain administrative services to Large Cap Core Fund and provides (or causes its affiliates to provide) for Large Cap Core Fund’s office space, facilities and necessary personnel as well as the fees of those Directors and officers of Large Cap Series who are affiliated persons of BlackRock Advisors or any of its affiliates. Under the Large Cap Core Administration Agreement, BlackRock Advisors receives for its services to Large Cap Series and Large Cap Core Fund monthly compensation at the annual rate of 0.25% of the average daily net assets of Large Cap Core Fund.

        Combined Fund. Following the Reorganization, BlackRock Advisors will provide the Combined Fund with administrative services. Although the Combined Fund’s fee for administrative services will be higher than the fee paid under the Investment Trust Administration Agreement, this is partially offset by the lower contractual advisory fee rate for the Combined Fund under the Large Cap Core Advisory Agreement.

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Other Service Providers

        Investment Trust. PFPC, located at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the co-administrator, transfer agent and dividend disbursing agent for Investment Trust. PFPC Trust Company, located at 8800 Tinicum Boulevard, Philadelphia, Pennsylvania 19153, serves as Investment Trust’s custodian. PFPC and PFPC Trust Company are each affiliates of The PNC Financial Services Group, Inc. [                         ], located at [                                               ], is the independent registered public accounting firm for Investment Trust. BlackRock Distributors, Inc. (“BlackRock Distributors”), located at 760 Moore Road, King of Prussia, Pennsylvania 19406, an affiliate of BlackRock Advisors, serves as the distributor and principal underwriter for Investment Trust.

        Large Cap Core Fund. Brown Brothers Harriman & Co., located at 40 Water Street, Boston, Massachusetts 02109, serves as the custodian for Large Cap Core Fund. PFPC, located at 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as the transfer agent of Large Cap Core Fund. [                         ], located at [                                               ], is the independent registered public accounting firm for Large Cap Core Fund. FAM Distributors, Inc. (“FAM Distributors”), located at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 and BlackRock Distributors, located at 760 Moore Road, King of Prussia, Pennsylvania 19406, serve as the distributors and principal underwriters for Large Cap Core Fund and as placement agents for the Master Trust.

        Combined Fund. Immediately following the Reorganization, Large Cap Core Fund’s service providers are expected to be the service providers for the Combined Fund. Any changes in service providers thereafter are not expected to affect the nature or quality of services provided to the Fund or its shareholders.

Distribution and Service Fees

        The Funds have adopted plans (the “Plans”) under Rule 12b-1 of the Investment Company Act that allow the Fund to pay distribution fees for the sale of its shares and shareholder servicing fees for certain services provided to their shareholders.

        Under the Plans, Investor B, Investor C and Class R shares pay a fee (distribution fees) to BlackRock Distributors, and FAM Distributors (collectively, the “Distributor”), and/or affiliates of PNC Bank or Merrill Lynch & Co., Inc. (“Merrill Lynch”) (including BlackRock) for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of PNC Bank or Merrill Lynch (including BlackRock) for sales support services provided in connection with the sale of Investor B, Investor C and Class R shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals (including BlackRock, PNC Bank, Merrill Lynch and their affiliates) (“Service Organizations”) for sales support services and related expenses. All Investor B, Investor C and Class R shares pay a maximum distribution fee per year that is a percentage of the average daily net asset value of the Fund attributable to Investor B, Investor C or Class R shares. Institutional, Investor A and Service shares do not pay a distribution fee.

        Under the Plans, the Funds also pay shareholder servicing fees to Service Organizations whereby the Service Organizations provide support services to their customers who own Investor class, Class R and Service shares in return for these fees. The Fund may pay a shareholder servicing fee per year that is a percentage of the average daily net asset value of Investor class, Class R and Service shares of the Fund. All Investor class, Class R and Service shares pay this shareholder servicing fee. Institutional shares do not pay a shareholder servicing fee.

        In return for the shareholder servicing fee, Service Organizations (including BlackRock) may provide one or more of the following services to their customers who own Investor class, Class R and Service shares:

(1)	Responding to customer questions on the services performed by the Service Organization and investments in Investor class, Class R and Service shares;

(2)	Assisting customers in choosing and changing dividend options, account designations and addresses; and

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(3)	Providing other similar shareholder liaison services.

        The shareholder servicing fees payable pursuant to the Plans are fees payable for the administration and servicing of shareholder accounts and not costs which are primarily intended to result in the sale of the Fund’s shares.

        Combined Fund. Following the Reorganization, the Combined Fund will use the Plans, as described above, for its currently existing share classes and will adopt a similar form of Plan for its newly created Service shares providing service fees as described above.

        For more information on the Plans or the Investment Trust Plan, including a complete list of services provided thereunder, see the Large Cap Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) and the Investment Trust Prospectus, respectively.

Purchase, Exchange, Redemption and Valuation of Shares

        Procedures for the purchase, exchange, redemption and valuation of shares of Large Cap Core Fund and Investment Trust are substantially similar. Shareholders should refer to the Large Cap Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) and the Investment Trust Prospectus for the specific procedures applicable to purchases, exchanges and redemptions of shares. In addition to the policies described below, certain fees may be assessed in connection with the purchase, exchange and redemption of shares. See “Summary — Fees and Expenses” above. The following discussion describes the policies and procedures related to the purchase, exchange, redemption and valuation of shares of Large Cap Core Fund, which policies and procedures will be used by the Combined Fund.

        Purchasing Shares. The class structure and purchase and distribution procedures for shares are substantially similar for both Investment Trust and Large Cap Core Fund. Large Cap Core Fund currently offers five classes of shares of common stock. Investment Trust currently offers five classes of shares of beneficial interest. Large Cap Core Fund’s Investor A, Investor B, Investor C and Institutional shares are similar to Investment Trust’s Investor A, Investor B, Investor C and Institutional shares. Investment Trust also issues Service shares, which are not subject to sales charges or distribution fees, but are subject to service fees. Large Cap Core also offers Class R shares to certain retirement plans. Class R shares are not subject to sales charges but are subject to distribution and service fees. For a complete discussion of the classes of shares and the purchase and distribution procedures related thereto for Large Cap Core Fund, see “Your Account — Pricing of Shares,” “— How to Buy, Sell, Transfer and Exchange Shares” and “— Participation in Fee-Based Programs” in the Large Cap Prospectus and, for Investment Trust, see “About Your Investment — How to Buy/Sell Shares” in the Investment Trust Prospectus.

        Exchanging Shares. The exchange privileges for shares are substantially similar for both Investment Trust and Large Cap Core Fund. Large Cap Core Fund shareholders can exchange Investor A, Investor B, Investor C and Institutional shares of Large Cap Core Fund for the same class of shares of certain other funds advised by BlackRock Advisors or its affiliates (“BlackRock-advised funds”). Some of the BlackRock-advised funds impose a different initial or deferred sales charge schedule. If a shareholder exchanges Investor B shares or Investor C shares for shares of a fund with a different deferred sales charge schedule, the schedule that applies to the original shares will apply to the shares received in the exchange. The time the shareholder holds Investor B or Investor C shares in both funds will count when determining his or her holding period for calculating a deferred sales charge at redemption. If a shareholder exchanges Investor A or Institutional shares of Large Cap Core for money market fund shares, he or she may choose to receive Investor A shares of BlackRock Summit Cash Reserves Fund. Investor B or Investor C shares of Large Cap Core Fund can be exchanged for Investor B shares of BlackRock Summit Cash Reserves Fund.

        Holders of Investor A, Investor B, Investor C and Institutional shares of Investment Trust may exchange their shares for shares of the same class of another BlackRock-advised fund. Shareholders may make an exchange

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by sending a written request to Investment Trust or telephoning Investment Trust once an account is set up unless a shareholder previously indicated that he or she did not want this option. Holders of Service shares of Investment Trust do not have an exchange privilege.

        Following the Reorganization, Investment Trust shareholders who receive Investor A, Investor B, Investor C or Institutional shares of Large Cap Core Fund will have the right to exchange such shares for Investor A, Investor B, Investor C or Institutional shares, respectively, of another BlackRock-advised fund, using the same procedures currently applicable to Large Cap Core Fund, as described above. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of Investment Trust will be “tacked” to the holding period of the newly acquired shares of the other fund.

        Redeeming Shares. The redemption procedures for shares of Large Cap Core Fund are substantially similar to the redemption procedures for shares of Investment Trust. See “Your Account — Pricing of Shares,” “— How to Buy, Sell, Transfer and Exchange Shares” and “— Participation in Fee-Based Programs” in the Large Cap Prospectus and “About Your Investment — How to Buy/Sell Shares” in the Investment Trust Prospectus.

        Valuation of Shares. Large Cap Core Fund and Investment Trust have similar procedures for valuing securities. Each Fund computes its net asset value (“NAV”) by using prices as of the close of trading on the NYSE and valuing portfolio securities (i) for which market quotations are readily available at such market quotations (for example, using the last reported sale price for securities listed on a securities exchange or using the mean between the last reported bid and asked prices for unlisted securities) and (ii) for which market quotations are not readily available and any other assets at their fair value as determined in good faith in accordance with procedures established by such Fund’s Board of Trustees/Directors. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market. Securities with remaining maturities of 60 days or less are generally valued at amortized cost, which approximates market value.

        Each Fund calculates net asset value per share, and therefore effects sales, redemptions and exchanges of its shares, as of the close of trading on the NYSE each day the NYSE is open for trading.

        Large Cap Core Fund invests primarily in the securities of U.S. issuers or in ADRs of foreign issuers that trade in the U.S. markets. Therefore, Large Cap Core Fund generally prices its securities as of the close of the NYSE based on the closing market prices of the securities. However, if market quotations are not readily available or, in the investment adviser’s judgment, do not accurately reflect fair value for a security, that security will be valued by another method that the Large Cap Core Fund Board believes more accurately reflects the fair value.

        The Board has adopted valuation procedures for Large Cap Core Fund and has delegated the day-to-day responsibility for fair value determinations to BlackRock’s Valuation Committee. Fair value determinations by BlackRock that affect Large Cap Core Fund’s net asset value are subject to review, approval or ratification, as appropriate, by the Board. In determining whether current market prices are readily available or accurately reflect a security’s fair value, the Investment Adviser monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Large Cap Core Fund. Those may include events affecting specific issuers (for example, a halt in trading of an issuer’s securities during the trading day or a company announcement) or events affecting securities markets generally (for example, market volatility or a natural disaster).

        Large Cap Core Fund’s use of fair value pricing is designed to ensure that the Fund’s net asset value reflects the value of its underlying portfolio securities as accurately as possible. There can be no assurance, however, that a fair value used by Large Cap Core Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.

        These policies will apply to the Combined Fund following the Reorganization. There is no guarantee that both Funds will use the same price on a particular security at any given time.

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Market Timing

        Each Fund discourages and does not accommodate frequent purchases and redemptions of shares by Fund shareholders, and each Fund’s Board has adopted policies and procedures to deter such frequent purchases and redemptions. For further information with respect to Large Cap Core Fund’s or Investment Trust’s policies with respect to market timing, see the Large Cap Prospectus (a copy of which accompanies this Combined Prospectus/Proxy Statement) or the Investment Trust Prospectus.

FINANCIAL HIGHLIGHTS

        Financial highlights tables for the existing share classes of Large Cap Core Fund may be found in Large Cap Core Fund’s Prospectus, a copy of which accompanies this Combined Prospectus/Proxy Statement. Financial highlights tables for the share classes of Investment Trust may be found in the Investment Trust Prospectus, which is available without charge by calling 1-800-441-7762.

INFORMATION ABOUT THE REORGANIZATION

General

        Under the Reorganization Agreement, Investment Trust will transfer substantially all of its assets and certain stated liabilities to Large Cap Core Fund in exchange for Investor A, Investor B, Investor C, Institutional and Service shares of Large Cap Core Fund. For more details about the Reorganization Agreement, see Appendix B — “Form of Agreement and Plan of Reorganization.” Generally, the assets transferred by Investment Trust to Large Cap Core Fund will equal (a) all investments of Investment Trust held in its portfolio as of the close of regular trading on the New York Stock Exchange on the business day prior to the Closing Date specified in the Reorganization Agreement (the “Valuation Time”), and (b) all other assets owned directly or indirectly by Investment Trust as of such time. The shares of Large Cap Core Fund issued to Investment Trust will be of the same class and have an aggregate net asset value equal to the aggregate net asset value of Investment Trust shares outstanding as of the Valuation Time. See “Your Account — How Shares are Priced” in the Large Cap Prospectus for information concerning the calculation of NAV. Upon receipt by Investment Trust of the shares of Large Cap Core Fund, Investment Trust will distribute the shares to Investment Trust shareholders on a proportionate basis. Then, as soon as practicable after the date of the closing of the Reorganization (the “Closing Date”) Investment Trust will be terminated as a series of BlackRock Funds under applicable state law.

        The distribution of Large Cap Core Fund shares to Investment Trust shareholders will be accomplished by opening new accounts on the books of Large Cap Core Fund in the names of Investment Trust shareholders and transferring to those shareholder accounts the shares of Large Cap Core Fund. Such newly opened accounts on the books of Large Cap Core Fund will represent the respective pro rata number of shares of the same class of Large Cap Core Fund that Investment Trust receives under the terms of the Reorganization Agreement. See “Terms of the Reorganization Agreement” below.

        Accordingly, as a result of the Reorganization, each Investment Trust shareholder will own shares of Large Cap Core Fund of the same class as and having an aggregate net asset value immediately after the Closing Date equal to the aggregate net asset value of that shareholder’s Investment Trust shares immediately prior to the Closing Date. The Reorganization will not result in dilution of either Fund’s net asset value. However, as a result of the Reorganization, a shareholder of either Large Cap Core Fund or Investment Trust will hold a reduced percentage of ownership in the larger Combined Fund than the shareholder did in either of the Funds.

        No sales charge or fee of any kind will be assessed to Investment Trust shareholders in connection with their receipt of shares of Large Cap Core Fund in the Reorganization, although shareholders who receive Investor B or Investor C shares of Large Cap Core Fund (and, under certain circumstances, Investor A shares) in the Reorganization will continue to be subject to a contingent deferred sales charge if they sell such shares after the Reorganization but before the applicable holding period expires. The holding period with respect to any contingent deferred sales charge applicable to shares of Large Cap Core Fund acquired in the Reorganization will be measured from the earlier of the time (i) the shares were purchased from Investment Trust or (ii) the shares were purchased

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from any other BlackRock-advised fund and subsequently were exchanged for shares of Investment Trust. Redemptions made after the Reorganization may be subject to contingent deferred sales charges and/or redemption fees.

Terms of the Reorganization Agreement

        Pursuant to the Reorganization Agreement, Large Cap Core Fund will acquire substantially all of the assets and certain stated liabilities of Investment Trust on the Closing Date in consideration for shares of Large Cap Core Fund.

        On the Closing Date, Investment Trust will transfer to Large Cap Core Fund substantially all of its assets in exchange solely for Investor A, Investor B, Investor C, Institutional and Service shares of Large Cap Core Fund that are in the aggregate as of the Valuation Time equal in value to the value of the assets of Investment Trust transferred to Large Cap Core Fund as of the Closing Date, as determined in accordance with Large Cap Core Fund’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties, reduced by the value of certain stated liabilities of Investment Trust provided for in an agreed upon schedule prior to the Closing Date that are assumed by Large Cap Core Fund. In order to minimize any potential for undesirable federal income and excise tax consequences in connection with the Reorganization, Investment Trust will distribute on or before the Closing Date all of its undistributed net investment income and net capital gains as of such date.

        Investment Trust expects to distribute the shares of Large Cap Core Fund to the shareholders of Investment Trust promptly after the Closing Date. Thereafter, Investment Trust will be terminated as a series of BlackRock Funds under Massachusetts law.

        Investment Trust and Large Cap Core Fund have made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

        Unless waived in accordance with the Reorganization Agreement, the obligations of the parties to the Reorganization Agreement are conditioned upon, among other things:

•	the approval of the Reorganization by Investment Trust shareholders;
•	the absence of any rule, regulation, order, injunction or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;
•	the receipt of all necessary approvals, consents, registrations and exemptions under federal, state and local laws;
•	the truth in all material respects as of the Closing Date of the representations and warranties of the parties and performance and compliance in all material respects with the parties’ agreements, obligations and covenants required by the Reorganization Agreement;
•	the effectiveness under applicable law of the registration statement of Large Cap Core Fund of which this Combined Prospectus/Proxy Statement forms a part and the absence of any stop orders under the Securities Act of 1933 pertaining thereto;
•	the declaration of a dividend by Investment Trust to distribute all of its undistributed net investment income and net capital gains; and
•	the receipt of an opinion of counsel relating to the tax-free nature of the Reorganization.

        The Reorganization Agreement may be terminated or amended by the mutual consent of the parties either before or after approval thereof by the shareholders of Investment Trust.

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        The BlackRock Funds Board recommends that you vote to approve the Reorganization, as it believes the Reorganization is in the best interests of Investment Trust and its shareholders (as described more fully in “Reasons for the Reorganization” below) and that the interests of existing shareholders of Investment Trust will not be diluted with respect to net asset value as a result of consummation of the proposed Reorganization.

Reasons for the Reorganization

        The factors considered by the BlackRock Funds Board with regard to the Reorganization include, but are not limited to, the following:

•	The fact that the investment objectives and policies of Large Cap Core Fund and Investment Trust are similar. See “Comparison of Investment Trust and Large Cap Core Fund — Investment Objectives and Principal Investment Strategies.”
Through the Reorganization, shareholders will be invested in a Combined Fund with similar objectives and strategies as Investment Trust. As a result, the style and risk/return profile of the Combined Fund will remain comparable to those of the shareholders’ current investment. In addition, the Reorganization is not expected to cause significant portfolio turnover or transaction expenses from the sale of securities that are incompatible with the investment objective of the Combined Fund.

•	The expectation that the Combined Fund may achieve certain potential benefits from its larger net asset size.

The larger net asset size of the Combined Fund may permit the Combined Fund to achieve certain economies of scale as certain costs can be spread over a larger asset base, and the larger Combined Fund may achieve greater portfolio diversity and potentially lower portfolio transaction costs.

•	The fact that there will be no gain or loss recognized by shareholders for federal income tax purposes as a result of the Reorganization, as the Reorganization is expected to be a tax-free transaction.

The Reorganization provides for a tax-free transfer of substantially all the assets and certain stated liabilities of Investment Trust in exchange for shares of Large Cap Core Fund. Shareholders will receive Large Cap Core Fund shares equivalent to the aggregate net asset value of their Investment Trust shares, and will pay no federal income tax on the transaction.

•	The portfolio manager who will manage the Combined Fund and the portfolio manager’s investment style and strategies.

Shareholders will benefit from the continuing experience and expertise of the portfolio manager designated for the Combined Fund and his commitment to the investment style and strategies to be used in managing the assets of the Combined Fund. See “Comparison of Investment Trust and Large Cap Core Fund — Management of the Funds.”

•	The relative performance history of each Fund.
•	The Board reviewed the relative performance of each Fund over different time periods compared to each other and to the relative benchmarks applicable to each Fund. Because the Combined Fund will most closely resemble Large Cap Core Fund, Large Cap Core Fund will be the accounting survivor of the Reorganization. As such, the Combined Fund will assume the performance history of Large Cap Core Fund at the closing of the Reorganization.
•	The expectation that shareholders will have substantially the same services available as shareholders of the Combined Fund as they did as shareholders of Investment Trust.

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•	The costs associated with the Reorganization will be paid by BlackRock or its affiliates, and will not be borne by shareholders. Any brokerage or other trading costs incurred by a Fund in connection with buying or selling securities prior to the Reorganization will be borne by that Fund.
Shareholders will not bear any costs associated with the Reorganization, including proxy solicitation expenses and sales charges. Proxy solicitation expenses include legal fees, printing, packaging and postage — all of which will be paid by BlackRock or its affiliates. Shareholders will not have to pay any sales charge (including any CDSC) on Large Cap Core Fund shares received in the Reorganization. For purposes of determining the application of any CDSC after the Reorganization, the holding period for their Investment Trust shares will carry over to the Large Cap Core Fund shares they receive in the Reorganization.

•	The fact that, although the contractual advisory fee rate of the Combined Fund would be lower than the contractual advisory fee rate of Investment Trust, the net operating expenses for certain classes would increase as a result of the Reorganization. See “Summary — Fees and Expenses,” below. After deliberation, the BlackRock Funds Board concluded that such increases were acceptable in view of the improved management capabilities to Investment Trust that are expected to result from the Reorganization.

        The BlackRock Funds Board believed that the Reorganization would benefit shareholders of Investment Trust, despite the fact that the operating expense ratio of Investor B, Investor C, Institutional and Service shares would increase somewhat after the Reorganization, based on a number of factors, including that shareholders would receive shares subject to the same sales charges and 12b-1 fees and would not be diluted with respect to net asset value; the similarity of the investment strategies and policies of the two Funds; the larger net asset size of the Combined Fund after the Reorganization; the capabilities of the portfolio manager of Large Cap Core Fund, who would manage the Combined Fund; and the possibility of achieving economies of scale going forward. The BlackRock Funds Board concluded that the Combined Fund and its shareholders would benefit from improved management capabilities after the Reorganization. Considering these and other reasons, the BlackRock Funds Board unanimously concluded that consummation of the Reorganization is in the best interests of Investment Trust and its shareholders and that the interests of the shareholders of Investment Trust will not be diluted with respect to net asset value as a result of the Reorganization. The approval determination was made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various factors.

Material U.S. Federal Income Tax Consequences of the Reorganization

        The following is a general summary of the material anticipated U.S. federal income tax consequences of the Reorganization. The discussion is based upon the Internal Revenue Code of 1986, as amended (the “Code”), Treasury regulations, court decisions, published positions of the IRS and other applicable authorities, all as in effect on the date hereof and all of which are subject to change or differing interpretations (possibly with retroactive effect). The discussion is limited to U.S. persons who hold shares of Investment Trust as capital assets for U.S. federal income tax purposes. This summary does not address all of the U.S. federal income tax consequences that may be relevant to a particular shareholder or to shareholders who may be subject to special treatment under federal income tax laws. No ruling has been or will be obtained from the IRS regarding any matter relating to the Reorganization. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax aspects described below. Shareholders must consult their own tax advisers as to the U.S. federal income tax consequences of the Reorganization, as well as the effects of state, local and non-U.S. tax laws.

        It is a condition to closing the Reorganization that each of Large Cap Core Fund and Investment Trust receives an opinion from Sidley Austin llp, counsel to Large Cap Core Fund, dated as of the Closing Date, that the Reorganization will be a “reorganization” within the meaning of Section 368(a) of the Code and that Investment Trust and Large Cap Core Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code. As such a reorganization, the U.S. federal income tax consequences of the Reorganization can be summarized as follows:

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•	No gain or loss will be recognized by Large Cap Core Fund or Investment Trust upon the transfer of substantially all of the assets of Investment Trust to Large Cap Core Fund solely in exchange for the shares of Large Cap Core Fund and the assumption by Large Cap Core Fund of substantially all of the liabilities of Investment Trust, or upon the distribution of the shares of Large Cap Core Fund by Investment Trust to its shareholders in the subsequent liquidation of Investment Trust.
•	No gain or loss will be recognized by a shareholder of Investment Trust who exchanges all of his, her or its shares of Investment Trust solely for the shares of Large Cap Core Fund pursuant to the Reorganization.
•	The aggregate tax basis of the shares of Large Cap Core Fund received by a shareholder of Investment Trust pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Investment Trust surrendered in exchange therefor.
•	The holding period of the shares of Large Cap Core Fund received by a shareholder of Investment Trust pursuant to the Reorganization will include the holding period of the shares of Investment Trust surrendered in exchange therefor, provided the shareholder held the Investment Trust shares as a capital asset at the time of the exchange.
•	Large Cap Core Fund’s tax basis in Investment Trust’s assets received by Large Cap Core Fund pursuant to the Reorganization will, in each instance, equal the tax basis of such assets in the hands of Investment Trust immediately prior to the Reorganization.
•	The holding period of the assets of Investment Trust in the hands of Large Cap Core Fund will include the period during which those assets were held by Investment Trust.
•	Neither Large Cap Core Fund nor the Master Portfolio will recognize gain or loss on the transfer by Large Cap Core Fund to the Master Portfolio of the assets received from Investment Trust in exchange for interests in the Master Portfolio.
•	Large Cap Core Fund’s tax basis in the Master Portfolio interests received in exchange for the assets transferred by Large Cap Core Fund will equal its basis in those assets.
•	The tax basis of the transferred assets in the hands of the Master Portfolio will be the same as their tax basis in the hands of Large Cap Core Fund.
•	Large Cap Core Fund’s holding period in the Master Portfolio interests received in exchange for the transferred assets will include its holding period for the assets transferred.
•	The Master Portfolio’s holding period for the assets received from Large Cap Core Fund will include Large Cap Core Fund’s holding period for such assets.

        The opinion of Sidley Austin llp will be based on U.S. federal income tax law in effect on the Closing Date. In rendering its opinion, Sidley Austin llp will also rely upon certain representations of the management of Large Cap Core Fund and Investment Trust and assume, among other things, that the Reorganization will be consummated in accordance with the operative documents. An opinion of counsel is not binding on the IRS or any court.

        Large Cap Core Fund intends to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to Investment Trust and its shareholders.

        Prior to the Closing Date, Investment Trust will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company

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taxable income (computed without regard to the deduction for dividends paid) and net realized capital gain, if any, through the Closing Date.

        A portion of the portfolio assets of Investment Trust may be sold in connection with the Reorganization. The tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and Investment Trust’s basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to Investment Trust’s shareholders as capital gain dividends (to the extent of net realized long-term capital gain) and/or ordinary dividends (to the extent of net realized short-term capital gain) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

        Large Cap Core Fund will succeed to the capital loss carryforwards of Investment Trust, which will be subject to the limitations described below. Investment Trust has capital loss carryforwards that, in the absence of the Reorganization, would generally be available to offset its capital gains. As a result of the Reorganization, however, Investment Trust will undergo an “ownership change” for tax purposes (because Investment Trust is significantly smaller than Large Cap Core Fund), and accordingly, Large Cap Core Fund’s use of Investment Trust’s capital loss carryforwards will be limited by the operation of the tax loss limitation rules of the Code. The Code generally limits the amount of pre-ownership change losses that may be used to offset post-ownership change gains to a specific annual loss limitation amount (generally the product of the net asset value of Investment Trust immediately prior to the ownership change and a rate established by the IRS for the month of the Closing Date (for example, such rate is [4.15]% for [June], 2007)). Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to the overall eight-year capital loss carryforward limit, as measured from the date of recognition. In addition, for five years after the Closing Date of the Reorganization, the Combined Fund will not be allowed to offset realized gains attributable to certain pre-Reorganization built-in gains of one Fund, if any, with capital loss carryforwards attributable to the other Fund. However, unexpired pre-ownership change losses of Investment Trust could be used to offset realized built-in gains of Investment Trust.

        Shareholders of Investment Trust may redeem their shares or exchange their shares for shares of certain other funds distributed by BlackRock Distributors at any time prior to the closing of the Reorganization. Redemptions and exchanges of shares generally are taxable transactions, unless the shareholder’s account is not subject to taxation, such as an individual retirement account or other tax-qualified retirement plan. Shareholders should consult with their own tax advisers regarding potential transactions.

Expenses of the Reorganization

        BlackRock or its affiliates will pay the expenses incurred in connection with the Reorganization, including all direct and indirect expenses and out-of-pocket costs. Neither the Funds nor their shareholders will bear any of the expenses incurred in connection with the Reorganization. Any brokerage or other trading costs incurred by a Fund in connection with buying or selling portfolio securities prior to the Reorganization will be borne by that Fund.

        Expenses incurred in connection with the Reorganization include, but are not limited to: all costs related to the preparation and distribution of materials distributed to each Fund’s Board including legal and accounting costs; all expenses incurred in connection with the preparation of the Reorganization Agreement and a registration statement on Form N-14; SEC and any state securities commission filing fees and legal and audit fees in connection with the Reorganization; the costs of printing and distributing this Combined Prospectus/Proxy Statement; auditing fees associated with inclusion of each Fund’s financial statements in the Form N-14; portfolio transfer taxes (if any); and any similar expenses incurred in connection with the Reorganization. Neither of the Funds will pay any expenses of shareholders arising out of or in connection with the Reorganization.

Continuation of Shareholder Accounts and Plans; Share Certificates

        If the Reorganization is approved, Large Cap Core Fund will establish an account for each Investment Trust shareholder containing the appropriate number of shares of Large Cap Core Fund. Shareholders of Investment Trust who are accumulating Investment Trust shares under the dividend reinvestment plan, who are receiving payment under the systematic withdrawal plan, or who benefit from special sales programs with respect to Investment Trust shares will retain the same rights and privileges after the Reorganization in connection with the

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shares of Large Cap Core Fund received in the Reorganization through similar plans maintained by Large Cap Core Fund.

        It will not be necessary for shareholders of Investment Trust to whom certificates have been issued to surrender their certificates. Upon termination of Investment Trust, such certificates will become null and void. No certificates for Large Cap Core Fund will be issued.

Legal Matters

        Certain legal matters concerning the federal income tax consequences of the Reorganization will be passed on by Sidley Austin llp, which serves as counsel to Large Cap Core Fund. Certain legal matters concerning the issuance of shares of Large Cap Core Fund will be passed on by Miles & Stockbridge P.C. which serves as Maryland counsel to Large Cap Core Fund.

OTHER INFORMATION

Capitalization

        Investment Trust currently offers five classes of shares (Investor A, Investor B, Investor C, Institutional and Service shares). Large Cap Core Fund offers five classes of shares (Investor A, Investor B, Investor C, Institutional and Class R shares), and, in connection with the Reorganization, will issue an additional new class of Service shares. No Class R shares of Large Cap Core Fund will be issued in connection with the Reorganization.

        The following table sets forth as of [April 30, 2007]: (i) the unaudited capitalization of Investment Trust; (ii) the unaudited capitalization of Large Cap Core Fund; and (iii) the unaudited pro forma combined capitalization of Large Cap Core Fund assuming the Reorganization has been approved. The capitalizations are likely to be different when the Reorganization is scheduled to be completed as a result of daily share purchase and redemption activity.

Large Cap Core Fund*

	Investor A	Investor B	Investor C	Institutional	Class R
Net Assets:	$[•]	$[•]	$[•]	$[•]	$[•]
Shares Outstanding:	[•]	[•]	[•]	[•]	[•]
Net Asset Value Per Share:	$[•]	$[•]	$[•]	$[•]	$[•]

Investment Trust*

	Investor A	Investor B	Investor C	Institutional	Service
Net Assets:	$[•]	$[•]	$[•]	$[•]	$[•]
Shares Outstanding:	[•]	[•]	[•]	[•]	[•]
Net Asset Value Per Share:	$[•]	$[•]	$[•]	$[•]	$[•]

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Pro Forma Combined Fund*

	Investor A	Investor B	Investor C	Institutional	Service	Class R
Net Assets:	$[•]	$[•]	$[•]	$[•]	$[•]	$[•]
Shares Outstanding:	[•]	[•]	[•]	[•]	[•]	[•]
Net Asset Per Value	$[•]	$[•]	$[•]	$[•]	$[•]	$[•]
Share:

*	Reflects pro forma adjustments which include the distribution of undistributed net investment income and/or capital gains.

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Shareholder Information

        As of [     ], 2007, Investment Trust had outstanding [     ] shares. As of such date, the trustees and officers of BlackRock Funds as a group owned less than 1% of the outstanding shares of Investment Trust. As of [     ], 2007, no person was known by Investment Trust to own beneficially or of record 5% or more of any class of shares of Investment Trust except as follows:

Name & Address	Class	% of Class	% of Investment Trust	% of Combined Fund Post-Closing

**	Holder of record.

        As of [     ], 2007, there were [     ] shares of Large Cap Core Fund outstanding. As of such date, the directors/trustees and officers of Large Cap Series and the Master Trust as a group owned less than 1% of the shares of Large Cap Core Fund. As of [     ], 2007, no person was known by Large Cap Core Fund to own beneficially or of record 5% or more of any class of shares of Large Cap Core Fund except as follows:

Name & Address*	Class	% of Class	% of Large Cap Core Fund	% of Combined Fund Post-Closing

*	Unless otherwise indicated the address for each of the shareholders listed above is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.
**	Holder of record.

Shareholder Rights and Obligations

        While Investment Trust and Large Cap Core Fund are different entities and, thus, governed by different organizational documents, the Reorganization will not result in material differences in shareholder rights. The shares of Large Cap Core Fund to be distributed to shareholders of Investment Trust will generally have the same legal characteristics as the shares of Investment Trust with respect to such matters as voting rights, accessibility, and transferability.

        Under their respective organizational documents, Investment Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share, and Large Cap Core Fund is authorized to issue 1,500,000,000 shares divided into five classes, Investor A, Investor B, Investor C, Institutional and Class R shares. Investor A common stock consists of 300,000,000 authorized shares, Investor C and Institutional common stock each consists of 400,000,000 authorized shares, and Investor B and Class R each consists of 200,000,000 authorized shares, in each case with a par value of $0.10 per share. In connection with the Reorganization, the Board of Large Cap Core Fund has authorized the issuance of newly created Service shares. BlackRock Funds Board and Large Cap Series Board may, without limitation, classify or reclassify any unissued shares of Investment Trust or Large Cap Core Fund into any number of additional classes of shares. The BlackRock Funds Board and the Large Cap Series Board may also, without limitation, classify or reclassify any unissued shares into one or more additional series, each with its own assets and liabilities.

        Each of Investment Trust and Large Cap Core Fund will continue indefinitely until terminated.

        With respect to each Fund, shares of the same class within such Fund have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. Each Fund and class of shares within such Fund bears its own expenses related to its distribution of shares (and other expenses such as shareholder or administrative services).

        Unless (i) the Large Cap Series Board has determined that a matter only affects the interests of one or more class or classes (in which case only shareholders of the affected class or classes are entitled to vote) or (ii) otherwise required by applicable law, on any matter submitted to a vote of shareholders of Large Cap Core Fund, all shares

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entitled to vote are voted in the aggregate and not by class. The shares of Investment Trust have substantially similar voting rights.

        There are no preemptive rights in connection with shares of either Fund. When issued in accordance with the provisions of their respective prospectuses, all shares are fully paid and non-assessable.

        Large Cap Core Fund is a series of Large Cap Series and Investment Trust is a series of BlackRock Funds. Large Cap Series is a corporation organized under the laws of the State of Maryland and BlackRock Funds is a business trust organized under the laws of the Commonwealth of Massachusetts. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Declaration of Trust of BlackRock Funds provides that shareholders shall not be subject to any personal liability in connection with the assets of Investment Trust for the acts or obligations of Investment Trust, and that every note, bond, contract, order or other undertaking made by Investment Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust of BlackRock Funds provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or some other reason. The Declaration of Trust of BlackRock Funds also provides that Investment Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Investment Trust, and shall satisfy any judgment thereon.

        The foregoing is only a summary of certain rights of shareholders under the charter documents governing Investment Trust and Large Cap Core Fund and applicable state law, and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

Shareholder Proposals

        The Funds do not hold regular annual meetings of shareholders. As a general matter, Large Cap Core Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of directors is required by the 1940 Act. In the event the Reorganization is not completed, Investment Trust does not intend to hold future regular annual or special meetings of its shareholders unless required by the 1940 Act. Any shareholder who wishes to submit proposals for consideration at a meeting of shareholders of Investment Trust should send such proposal to BlackRock, Inc., Attn: Robert Connolly, 40 East 52nd St., New York, New York 10022. Any shareholder who wishes to submit proposals for consideration at a meeting of shareholders of Large Cap Core Fund should send such proposal to the Secretary of Large Cap Core Fund, 800 Scudders Mill Road, Plainsboro, New Jersey 08536. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of the Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

Solicitation of Proxies

        Solicitation of proxies is being made on behalf of BlackRock Funds and the BlackRock Funds Board primarily by the mailing of this Notice and Combined Prospectus/Proxy Statement with its enclosures on or about [     ], 2007. Investment Trust shareholders whose shares are held by nominees such as brokers can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of Investment Trust and its affiliates as well as dealers or their representatives may, without additional compensation, solicit proxies in person or by mail, telephone, facsimile or oral communication. BlackRock Funds has retained Broadridge Financial Solutions, Inc. (“Broadridge”), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. Investment Trust shareholders may receive a telephone call from Broadridge asking them to vote. Broadridge and its agents will assist with the mailing and tabulation effort and may also solicit proxies by contacting shareholders by telephone. The costs of solicitation will be borne by BlackRock or its affiliates. The cost for the services of Broadridge in connection with the proposed Reorganization is not expected to exceed [$25,000].

        Brokerage firms and others will be reimbursed for their expenses in forwarding solicitation material to the beneficial owners of shares of Investment Trust. Representatives of BlackRock Advisors and its affiliates and other

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representatives of Investment Trust may also solicit proxies. Questions about the proposal should be directed to Broadridge at [     ].

VOTING INFORMATION AND REQUIREMENTS

General

        This Combined Prospectus/Proxy Statement is furnished in connection with the proposed Reorganization of Investment Trust into Large Cap Core Fund and the solicitation of proxies by and on behalf of BlackRock Funds Board for use at the Special Meeting of shareholders of Investment Trust. The Special Meeting will be held on Friday, September 7, 2007 at [     ], Eastern time, at the [     ], or at such later time as is made necessary by adjournment or postponement.

        As of [     ], 2007, Investment Trust had the following number of shares outstanding:

Share Class	Number of Shares
Investor A	[•]
Investor B	[•]
Investor C	[•]
Service	[•]
Institutional	[•]

        Only shareholders of record on June 25, 2007 will be entitled to notice of and to vote at the Special Meeting. Each share is entitled to one vote, with fractional shares voting proportionally.

Shareholder Approval

        Approval by Investment Trust of the proposed Reorganization will require the affirmative vote of the holders of a majority of the outstanding shares entitled to vote, as defined under the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of all classes of the Fund present or represented by proxy at the Special Meeting, voting together as a single class, if holders of more than 50% of the outstanding shares of all classes, taken as a single class, are present or represented by proxy at the Special Meeting; or (ii) more than 50% of the total number of outstanding shares of all classes of the Fund, voting together as a single class. If the shareholders fail to approve the proposed Reorganization, the Reorganization will not occur. The BlackRock Funds Board has fixed the close of business on June 25, 2007 as the Record Date for the determination of shareholders entitled to notice of, and to vote at, the Special Meeting. Investment Trust shareholders on the Record Date are entitled to one vote for each share held, with no shares having cumulative voting rights.

        If a proxy authorization (“Proxy”) is properly given in time for a vote at the Special Meeting (either by returning the paper Proxy form or by submitting a Proxy by telephone or over the internet), the shares of Investment Trust represented thereby will be voted at the Special Meeting in accordance with the shareholder’s instructions. The Proxy grants discretion to the persons named therein, as proxies, to take such further action as they may determine appropriate in connection with any other matter which may properly come before the Special Meeting or any adjournments thereof. The BlackRock Funds Board does not currently know of any matter to be considered at the Special Meeting other than the matters set forth in the Notice of Special Meeting of Shareholders.

        A majority of the outstanding shares entitled to vote on a proposal must be present in person or by proxy to have a quorum to conduct business at the Special Meeting.

        The persons named as proxies may, whether or not a quorum is present, propose one or more adjournments of the Special Meeting on behalf of Investment Trust without further notice to permit further solicitation of Proxies, provided such persons determine that an adjournment and additional solicitation are reasonable and in the interest of the shareholders of Investment Trust, after consideration of all relevant factors, including the nature of the relevant proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such solicitation. Any such adjournment will require the

32

affirmative vote of the holders of a majority of the shares of Investment Trust present in person or by proxy and entitled to vote at the session of the Special Meeting to be adjourned. Those proxies that are instructed to vote in favor of the Reorganization will vote in favor of any such adjournment, and those proxies that are instructed to vote against the Reorganization will vote against any such adjournment, as applicable.

        All properly executed Proxies received prior to the Special Meeting will be voted in accordance with the instructions marked thereon or otherwise as provided therein. For purposes of determining the presence of a quorum for transacting business at the Special Meeting and determining whether sufficient votes have been received for approval of any proposal to be acted upon at the Special Meeting, abstentions may, in the discretion of Investment Trust, be treated as shares that are present at the Special Meeting and entitled to vote on the matter, but that have not been voted. Unless instructions to the contrary are marked, properly executed Proxies will be voted “For” the approval of the proposed Reorganization. Abstentions and broker non-votes (i.e., where a nominee such as a broker holding shares for beneficial owners votes on certain matters pursuant to discretionary authority or instructions from beneficial owners, but with respect to one or more proposals does not receive instructions from beneficial owners or does not exercise discretionary authority) will be counted as present for purposes of a quorum but would have the same effect as votes “Against” the Reorganization.

        Broker-dealer firms holding shares in “street name” for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares on each proposal before the Special Meeting. The New York Stock Exchange (the “NYSE”) has taken the position that broker-dealers that are members of the NYSE and that have not received instructions from a customer prior to the date specified in the broker-dealer firms’ request for voting instructions may not vote such customer’s shares on the Reorganization proposal. A signed proxy card or other authorization by a beneficial owner of shares that does not specify how the beneficial owner’s shares are to be voted on a proposal may be deemed to be an instruction to vote such shares in favor of the applicable proposal.

Manner of Voting

        Investment Trust shareholders may vote by appearing in person at the Special Meeting, by returning the enclosed Proxy form or by casting their vote via telephone or the internet using the instructions provided on the enclosed Proxy form. Any shareholder who has given a Proxy, whether in written form, by telephone or over the internet, may revoke it at any time prior to its exercise by submitting a subsequent written, telephonic or electronic vote, by giving written notice of revocation to the Secretary of Investment Trust, or by voting in person at the Special Meeting.

        Voting by Mail. To vote by mail, you should date and sign the Proxy card included with this Combined Prospectus/Proxy Statement, indicate your vote on the proposal, and return the card in the envelope provided.

        Voting by Telephone. There are two convenient methods to vote by telephone. If telephone voting is available for your account, a toll-free telephone number will be printed on your Proxy card. Prior to calling, you should read the Combined Prospectus/Proxy Statement and have your Proxy card at hand. (Please note, however, that telephone voting may not be available to shareholders whose shares are held by a broker or other intermediary on the shareholder’s behalf.)

        First, you may use the automated touch-tone voting method by calling the toll-free number provided on the Proxy card. At the prompt, follow the menu.

        Second, a separate toll-free number is provided on the Proxy card for registered shareholders who wish to speak to a telephone representative directly and give verbal instructions. The telephone representative will assist the shareholder with the voting process. The representative will not be able to assist a shareholder with information that is not contained in the Combined Prospectus/Proxy Statement, and the representative will not make recommendations on how to vote on the proposal.

        Internet Voting. To vote over the internet, please log on to the website printed on your Proxy card. Prior to logging on, you should read the Combined Prospectus/Proxy Statement and have your Proxy card at hand. After

33

logging on, follow the instructions on the screen. If you receive more than one Proxy card, you may vote them during the same session. (Please note, however, that internet voting may not be available to shareholders whose shares are held by a broker or other intermediary on the shareholder’s behalf.)

        Additional Information. Shareholders voting their Proxies by telephone or over the internet need not return their Proxy cards by mail.

        A person submitting votes by telephone or over the internet is deemed to represent that he or she is authorized to vote on behalf of all owners of the account, including spouses or other joint owners. By using the telephone or the internet to submit voting instructions, the shareholder is authorizing ADP, a proxy solicitation firm, and its agents, to execute a Proxy to vote the shareholder’s shares at the Special Meeting as the shareholder has indicated.

        Investment Trust believes that the procedures for authorizing the execution of a Proxy by telephone or over the internet set forth above are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately recorded.

        You are requested to fill in, sign and return the enclosed Proxy card promptly even if you expect to be present in person at the Special Meeting since you can always reverse your vote at the Special Meeting and unexpected circumstances might prevent you from attending. No postage is necessary if mailed in the United States.

[ ], 2007

APPENDIX A

FUNDAMENTAL INVESTMENT RESTRICTIONS

BlackRock Investment Trust

Investment Trust may not:

1.	Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

2.	Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

3.	Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund’s investment objective, policies and limitations may be deemed to be underwriting.

4.	Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts.

5.	Purchase securities of companies for the purpose of exercising control.

6.	Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Fund’s transactions in futures contracts and related options or the Fund’s sale of securities short against the box, and (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

7.	Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

8.	Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities.

9.	Purchase or sell commodities, except that the Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities, may engage in currency transactions and may enter into futures contracts and related options.

10.	Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund’s total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be owned by the Fund or BlackRock Funds, except that up to 25% of the value of the Fund’s total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund’s total assets.

A-1

11.	Purchase any securities which would cause 25% or more of the value of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to (i) instruments issued or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

12.	Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund’s total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate outstanding borrowings (including reverse repurchase agreements and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund’s investment practices are not deemed to be pledged for purposes of this limitation.

Unless otherwise indicated, all limitations apply only at the time that a transaction is undertaken. Any change in the percentage of Investment Trust’s assets invested in certain securities or other instruments resulting from market fluctuations or other changes in Investment Trust’s total assets will not require Investment Trust to dispose of an investment until BlackRock Advisors determines that it is practicable to sell or close out the investment without undue market or tax consequences.

BlackRock Large Cap Core Fund

Large Cap Core Fund may not:

(1)	Make any investment inconsistent with the Fund’s classification as a diversified company under the 1940 Act.

(2)	Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

(3)	Make investments for the purpose of exercising control or management. Investments by the Fund in wholly owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

(4)	Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

(5)	Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

(6)	Issue senior securities to the extent such issuance would violate applicable law.

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(7)	Borrow money, except that (i) the Fund may borrow from banks (as defined in the 1940 Act) in amounts up to 331/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund’s investment policies as set forth in the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when issued and forward commitment transactions and similar investment strategies.

(8)	Underwrite securities of other issuers, except insofar as the Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

(9)	Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

In addition, under its non-fundamental investment restrictions, Large Cap Core Fund may not:

(a)	Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the 1940 Act, at any time the Fund’s shares are owned by another investment company that is part of the same group of investment companies as the Fund.

(b)	Make short sales of securities or maintain a short position, except to the extent permitted by applicable law. The Fund does not currently intend to engage in short sales, except short sales “against the box.”

(c)	Invest in securities which cannot be readily resold or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which Large Cap Series has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Directors are not subject to the limitations set forth in this investment restriction.

(d)	Notwithstanding fundamental investment restriction (7) above, borrow money or pledge its assets, except that the Fund (1) may borrow from a bank as a temporary measure for extraordinary or emergency purposes or to meet redemptions in amounts not exceeding 331/3 (taken at market value) of its total assets and pledge its assets to secure such borrowing, (ii) may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iii) may purchase securities on margin to the extent permitted by applicable law. However, at the present time, applicable law prohibits the Fund from purchasing securities on margin. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or options transactions is not considered to be the purchase of a security on margin. The purchase of securities while borrowings are outstanding will have the effect of leveraging the Fund. Such leveraging or borrowing increases the Fund’s exposure to capital risk and borrowed funds are subject to interest costs which will reduce net income. The Fund will not purchase securities while borrowing exceeds 5% of its total assets.

(e)	Change its policy of investing, under normal circumstances, at least 80% of its assets in equity securities of large cap companies, as defined in Large Cap Core Fund’s prospectus, unless the Fund provides shareholders with at least 60 days prior written notice of such change.

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Except with respect to restriction (7) above, if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

For purposes of investment restriction (2) above, Large Cap Core Fund uses the classifications and sub-classifications of Morgan Stanley Capital International as a guide to identify industries.

In addition, as a non-fundamental policy that may be changed by the Large Cap Core Fund Board and to the extent required by the Securities and Exchange Commission or its staff, the Fund will, for purposes of fundamental investment restriction (1), treat securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.

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APPENDIX B

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

        THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [     ] day of [     ], 2007, by and among Master Large Cap Series Trust, a registered investment company and a Delaware statutory trust (“Master Large Cap Trust”), BlackRock Large Cap Series Funds, Inc., a registered investment company and a Maryland corporation (“Large Cap Series”), with respect to BlackRock Large Cap Core Fund, a separate series of Large Cap Series (“Large Cap Core”), and BlackRock FundsSM, a registered investment company and a Massachusetts business trust (“BlackRock Funds”), with respect to BlackRock Investment Trust, a separate series of BlackRock Funds (“Investment Trust”).

        This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of Investment Trust in exchange for Investor A, Investor B, Investor C, Institutional and Service Shares of Large Cap Core (“Large Cap Core Shares”); (ii) the assumption by Large Cap Core of the Stated Liabilities (as defined in paragraph 1.3) of Investment Trust; and (iii) the distribution, after the Closing Date (as defined in paragraph 3.1), of Large Cap Core Shares to the shareholders of Investment Trust and the termination, dissolution and complete liquidation of Investment Trust, all upon the terms and conditions set forth in this Agreement (the “Reorganization”). In the Reorganization, the assets acquired by Large Cap Core from Investment Trust will be contributed to Master Large Cap Core Portfolio, a series of Master Large Cap Trust, in exchange for interests in Master Large Cap Core Portfolio.

        WHEREAS, Large Cap Series is a “feeder” fund that invests all of its assets in Master Large Cap Trust; Large Cap Core is a separate series of Large Cap Series; Large Cap Core invests all of its assets in Master Large Cap Core Portfolio, a series of Master Large Cap Trust; Investment Trust is a separate series of BlackRock Funds; Master Large Cap Trust, Large Cap Series and BlackRock Funds are open-end, registered management investment companies within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”); and Investment Trust owns securities that generally are assets of the character in which Master Large Cap Core Portfolio is permitted to invest;

        WHEREAS, each of Large Cap Core and Investment Trust is properly treated as a “regulated investment company” under Subchapter M of the Code and Master Large Cap Trust is managed to allow Large Cap Core to qualify as a “regulated investment company” under Subchapter M of the Code;

        WHEREAS, Large Cap Series is authorized to issue its shares of common stock of Large Cap Core;

        WHEREAS, the Board of Trustees of Master Large Cap Trust and the Board of Directors of Large Cap Series have determined that the Reorganization is in the best interests of Master Large Cap Trust and Large Cap Core, respectively, and that the interests of the existing shareholders of Master Large Cap Core Portfolio and Large Cap Core will not be diluted with respect to net asset value as a result of the Reorganization;

        WHEREAS, the Board of Trustees of BlackRock Funds on behalf of Investment Trust has determined that the Reorganization is in the best interests of Investment Trust and that the interests of the existing shareholders of Investment Trust will not be diluted with respect to net asset value as a result of the Reorganization;

        NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

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ARTICLE I

TRANSFER OF ALL OF THE ASSETS OF INVESTMENT TRUST IN EXCHANGE FOR LARGE CAP CORE SHARES AND THE ASSUMPTION OF THE STATED LIABILITIES OF INVESTMENT TRUST AND THE LIQUIDATION OF INVESTMENT TRUST

        1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, Investment Trust agrees to convey, transfer and deliver substantially all of the assets of Investment Trust described in paragraph 1.2 to Large Cap Core free and clear of all liens, encumbrances and claims whatsoever. In exchange, Large Cap Core agrees: (a) to deliver to Investment Trust the number of full and fractional shares of each corresponding class of Large Cap Core, determined by dividing: (i) the aggregate value of Investment Trust’s assets, net of the liabilities of Investment Trust, attributable to each share class of Investment Trust (as set forth below), computed in the manner and as of the time and date set forth in paragraph 2.1, by (ii) the net asset value of one Large Cap Core Share of the corresponding class (as set forth below) computed in the manner and as of the time and date set forth in paragraph 2.2; and (b) to assume the Stated Liabilities of Investment Trust described in paragraph 1.3. Such transactions shall take place at the closing (the “Closing”) provided for in paragraph 3.1.

        The classes of shares of Large Cap Core to be issued with respect to each class of shares that correspond to the classes of shares of Investment Trust as follows: Investor A shares of Large Cap Core correspond to Investor A shares of Investment Trust, Investor B shares of Large Cap Core correspond to Investor B shares of Investment Trust, Investor C shares of Large Cap Core correspond to Investor C shares of Investment Trust, Institutional shares of Large Cap Core correspond to Institutional shares of Investment Trust and newly-created Service Shares of Large Cap Core correspond to Service Shares of Investment Trust.

        1.2 ASSETS TO BE ACQUIRED. The assets of Investment Trust to be acquired by Large Cap Core shall consist of all property owned by Investment Trust, including, without limitation, all cash, securities, commodities, interests in futures and other financial instruments, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest, principal, subscriptions and other receivables), goodwill and other intangible property, all books and records belonging to Investment Trust, any deferred or prepaid expenses shown as an asset on the books of Investment Trust on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 7.3 and other than Investment Trust’s rights under this Agreement (the “Assets”).

        1.3 LIABILITIES TO BE ASSUMED. Investment Trust will endeavor to identify and discharge, to the extent practicable, all of its liabilities and obligations, including all liabilities relating to operations, before the Closing Date. Large Cap Core shall assume only those accrued and unpaid liabilities of Investment Trust set forth in Investment Trust’s statement of assets and liabilities as of the Closing Date delivered by Investment Trust to Large Cap Core pursuant to paragraph 5.2 (the “Stated Liabilities”). Large Cap Core shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of Investment Trust.

        1.4 STATE FILINGS. Prior to the Closing Date, (i) BlackRock Funds or Investment Trust shall make any filings with the Commonwealth of Massachusetts that are required under the laws of the Commonwealth of Massachusetts to be made prior to the Closing Date and (ii) Large Cap Series or Large Cap Core shall make any filings with the state of Maryland that are required under the laws of the state of Maryland to be made prior to the Closing Date.

        1.5 LIQUIDATION AND DISTRIBUTION. On or as soon as practicable after the Closing Date Investment Trust will distribute in complete liquidation of Investment Trust, pro rata to its shareholders of record, determined as of the close of business at the Valuation Time (the “Investment Trust Shareholders”), all of the Large Cap Core Shares received by Investment Trust. Upon completion of the distribution of all of the Large Cap Core Shares in accordance with the prior sentence, Investment Trust will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer on the books of Large Cap Core of Large Cap Core Shares credited to the account of Investment Trust to open accounts on the share records of Large Cap Core in the name of Investment Trust Shareholders, and representing the respective pro rata number of each class of Large Cap Core Shares due Investment Trust Shareholders holding the corresponding class of

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Investment Trust shares. All issued and outstanding shares of Investment Trust will, simultaneously with the liquidation, be cancelled on the books of Investment Trust and will be null and void. Large Cap Core shall not issue certificates representing Large Cap Core Shares in connection with such transfer.

        1.6 OWNERSHIP OF SHARES. Ownership of Large Cap Core Shares will be shown on the books of Large Cap Core’s transfer agent.

        1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Large Cap Core Shares in a name other than the registered holder of Investment Trust shares on the books of Investment Trust as of that time shall, as a condition of such transfer, be paid by the person to whom such Large Cap Core Shares are to be issued and transferred.

        1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of Investment Trust, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of Investment Trust or of BlackRock Funds, on behalf of Investment Trust.

        1.9 TERMINATION AND DISSOLUTION. Investment Trust shall be terminated as a series of BlackRock Funds and dissolved promptly following all distributions made pursuant to paragraph 1.5 in accordance with the laws of the Commonwealth of Massachusetts and the federal securities laws.

        1.10 BOOKS AND RECORDS. Immediately after the Closing Date, the share transfer books relating to Investment Trust shall be closed and no transfer of shares shall thereafter be made on such books. All books and records of Investment Trust, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder transferred to Large Cap Core, shall be made available to Investment Trust from and after the Closing Date at Large Cap Core’s cost of producing such books and records until at least the date through which such books and records must be maintained under applicable law.

        1.11 ACTION BY BLACKROCK FUNDS. BlackRock Funds shall take all actions expressed herein as being the obligations of Investment Trust on behalf of Investment Trust.

        1.12 ACTION BY LARGE CAP SERIES. Large Cap Series shall take all actions expressed herein as being the obligations of Large Cap Core on behalf of Large Cap Core.

ARTICLE II

VALUATION

        2.1 VALUATION OF ASSETS. The gross value of the Assets to be acquired by Large Cap Core hereunder shall be the gross value of such Assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the business day prior to the Closing Date (the “Valuation Time”), after the payment of the dividends pursuant to Section 7.3, using Large Cap Core’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties.

        2.2 VALUATION OF SHARES. Full shares of Large Cap Core, and to the extent necessary, fractional shares of Large Cap Core, of an aggregate net asset value equal to the value of the assets of Investment Trust acquired, determined as hereinafter provided, reduced by the amount of liabilities of Investment Trust assumed by Large Cap Core, shall be issued by Large Cap Core in exchange for such assets of Investment Trust. The net asset value per share of each class of Large Cap Core Shares shall be the net asset value per share for that class computed at the Valuation Time using Large Cap Core’s valuation procedures or such other valuation procedures as shall be mutually agreed upon by the parties. Such valuation determination shall be made by Large Cap Core in cooperation with Investment Trust.

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ARTICLE III

CLOSING AND CLOSING DATE

        3.1 CLOSING DATE. Subject to the terms and conditions set forth herein, the Closing shall occur on [     ], [     ], 2007, or such other date as the parties may agree to in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of 10:00 a.m. on the Closing Date. The Closing shall be held at the offices of Sidley Austin LLP, 787 Seventh Avenue, New York, N.Y. 10019, at 10:00 a.m. Eastern time, or at such other time and/or place as the parties may agree.

        3.2 CUSTODIAN’S CERTIFICATE. Investment Trust shall instruct its Custodian, PFPC Trust Company (the “Custodian”), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Assets have been delivered in proper form to Large Cap Core on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by Investment Trust. Investment Trust’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian to the custodian for Large Cap Core, Brown Brothers Harriman & Co., for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by Investment Trust as of the Closing Date for the account of Large Cap Core, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers. Investment Trust’s securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or other permitted counterparties or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by Investment Trust shall be transferred and delivered by Investment Trust as of the Closing Date for the account of Large Cap Core.

        3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of Large Cap Core or Investment Trust are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of Large Cap Core or Investment Trust is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored or such other date as the parties may agree to.

        3.4 TRANSFER AGENT’S CERTIFICATE. Investment Trust shall instruct its transfer agent, PFPC Inc. to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Investment Trust Shareholders as of the Closing Date, and the number and percentage ownership (to four decimal places) of outstanding shares owned by each Investment Trust Shareholder immediately prior to the Closing. Large Cap Core shall issue and deliver, or instruct its transfer agent to issue and deliver, a confirmation evidencing Large Cap Core Shares to be credited on the Closing Date to Investment Trust, or provide evidence reasonably satisfactory to Investment Trust that such Large Cap Core Shares have been credited to Investment Trust’s account on the books of Large Cap Core.

        3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, assumptions of liabilities, receipts and other documents, if any, as such other party or its counsel may reasonably request.

        3.6 FAILURE TO DELIVER ASSETS. If Investment Trust is unable to make delivery pursuant to paragraph 3.2 hereof to the custodian for Large Cap Core of any of the Assets of Investment Trust for the reason that any of such Assets have not yet been delivered to it by Investment Trust’s broker, dealer or other counterparty, then, in lieu of such delivery, Investment Trust shall deliver, with respect to said Assets, executed copies of an agreement of assignment and due bills executed on behalf of said broker, dealer or other counterparty, together with such other documents as may be required by Large Cap Core or its custodian, including brokers’confirmation slips.

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ARTICLE IV

REPRESENTATIONS AND WARRANTIES

        4.1 REPRESENTATIONS OF INVESTMENT TRUST. BlackRock Funds, individually and on behalf of Investment Trust, represents and warrants to Large Cap Series, Master Large Cap Trust and Large Cap Core, as follows:

        (a) BlackRock Funds is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust that is duly organized, validly existing and in good standing under laws of the Commonwealth of Massachusetts. Investment Trust is a legally designated, separate series of BlackRock Funds. BlackRock Funds is duly authorized to transact business in the Commonwealth of Massachusetts and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on Investment Trust. BlackRock Funds, on behalf of Investment Trust, has all material federal, state and local authorizations necessary to own all of its properties and the Assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on Investment Trust.

        (b) BlackRock Funds is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. BlackRock Funds is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to Investment Trust.

        (c) The Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement contained therein as so amended or supplemented (the “Registration Statement”) as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to BlackRock Funds and Investment Trust, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to BlackRock Funds and Investment Trust, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading. Any written information furnished by BlackRock Funds with respect to BlackRock Funds and Investment Trust for use in the Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

        (d) Investment Trust’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

        (e) Neither BlackRock Funds nor Investment Trust is in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by BlackRock Funds individually and on behalf of Investment Trust will not result in the violation of, Massachusetts law or any provision of BlackRock Funds’declaration of trust or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which BlackRock Funds (with respect to Investment Trust) or Investment Trust is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by BlackRock Funds individually and on behalf of Investment Trust result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which BlackRock Funds or Investment Trust is a party or by which it is bound.

        (f) Neither BlackRock Funds nor Investment Trust has any material contracts, agreements or other commitments that will not be terminated without liability to it before the Closing Date, other than liabilities, if any, to be discharged prior to the Closing Date or reflected as Stated Liabilities in the statement of assets and liabilities as provided in paragraph 5.2 hereof.

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        (g) No litigation, claims, actions, suits, proceeding or investigation of or before any court or governmental body is pending or to BlackRock Funds’ knowledge threatened against Investment Trust or any of its properties or assets which, if adversely determined, would materially and adversely affect BlackRock Funds’ or Investment Trust’s financial condition, the conduct of its business or which would prevent or hinder the ability of Investment Trust to carry out the transactions contemplated by this Agreement. Neither BlackRock Funds nor Investment Trust knows of any facts that might form the basis for the institution of such proceedings and neither is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

        (h) The audited financial statements of Investment Trust as of September 30, 2006 and for the fiscal year then ended, have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by [                         ], and such statements (true and complete copies of which have been furnished to Large Cap Core) fairly reflect the financial condition and the results of operations of Investment Trust as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of Investment Trust whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements. The unaudited financial statements of Investment Trust for the six months ended March 31, 2007 have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied by Investment Trust, and such statements (true and complete copies of which have been furnished to Large Cap Core) fairly reflect the financial condition and the results of operations of Investment Trust as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of Investment Trust whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements.

        (i) There have been no changes in the financial position of Investment Trust as reflected in the audited financial statements of Investment Trust for the fiscal year ended September 30, 2006 and the unaudited financial statements for the six months ended March 31, 2007, other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Investment Trust shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraph 4.1(h) above, there has been no material adverse change in Investment Trust’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business of Investment Trust (other than changes occurring in the ordinary course of business), or any incurrence by Investment Trust of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by Large Cap Core. For the purposes of this paragraph 4.1(i), a decline in the net asset value of Investment Trust due to declines in the value of Investment Trust’s Assets, the discharge of Investment Trust’s liabilities or the redemption of Investment Trust shares by Investment Trust Shareholders shall not constitute a material adverse change.

        (j) Since September 30, 2006 there has not been (i) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of Investment Trust other than changes in the ordinary course of its business, or any pending or threatened litigation, which has had or may have a material adverse effect on such business, results of operations, assets or financial condition; (ii) issued any option to purchase or other right to acquire shares of Investment Trust granted by or on behalf of Investment Trust to any person other than subscriptions to purchase shares at net asset value in accordance with the terms in the prospectus for Investment Trust; (iii) any entering into, amendment or termination of any contract or agreement by or on behalf of Investment Trust, except as otherwise contemplated by this Agreement; (iv) any indebtedness incurred, other than in the ordinary course of business, by or on behalf of Investment Trust for borrowed money or any commitment to borrow money by or on behalf of Investment Trust; (v) any amendment of Investment Trust’s organizational documents in a manner materially affecting Investment Trust; and (vi) any grant or imposition of any lien, claim, charge or encumbrance (other than encumbrances arising in the ordinary course of business with respect to covered options) upon any asset of Investment Trust other than a lien for taxes not yet due and payable.

        (k) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of Investment Trust required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of Investment Trust’s knowledge after reasonable

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investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

        (l) BlackRock Funds has an unlimited number of authorized shares of beneficial interest of which, as of March 31, 2007, there were outstanding [     ] shares of Investment Trust, and no shares of Investment Trust were held in the treasury of BlackRock Funds. All issued and outstanding shares of beneficial interest of Investment Trust have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act of 1933 (the “1933 Act”) and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. All of the issued and outstanding shares of Investment Trust will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of Investment Trust’s transfer agent as provided in paragraph 3.4. Investment Trust has no outstanding options, warrants or other rights to subscribe for or purchase any of Investment Trust shares and has no outstanding securities convertible into any of Investment Trust shares.

        (m) At the Closing Date, BlackRock Funds, on behalf of Investment Trust, will have good and marketable title to the Assets to be transferred to Large Cap Core pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such Assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which Large Cap Core has received notice and which have been taken into account in the net asset valuation of Investment Trust, and upon delivery of the Assets and the filing of any documents that may be required under Massachusetts state law Large Cap Core will acquire good and marketable title to the Assets, subject to no restrictions on their full transfer, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted in writing by Large Cap Core.

        (n) BlackRock Funds, individually and on behalf of Investment Trust, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the trustees of BlackRock Funds. This Agreement constitutes a valid and binding obligation of BlackRock Funds, enforceable in accordance with its terms and no other corporate action or proceedings by BlackRock Funds are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

        (o) The information to be furnished by BlackRock Funds and Investment Trust for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

        (p) BlackRock Funds has elected to qualify Investment Trust as a “regulated investment company under the Code (a “RIC”) and Investment Trust has so qualified as a RIC as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; qualifies and will continue to qualify as a RIC under the Code through the date of Reorganization; and has satisfied the distribution requirements imposed by the Code for each of its taxable years.

        (q) Except for the Registration Statement and the approval of this Agreement by Investment Trust Shareholders, no consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by BlackRock Funds, on behalf of Investment Trust, of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of Investment Trust as described in paragraph 4.1(r) is required for the consummation by BlackRock Funds, on behalf of Investment Trust, of the transactions contemplated by this Agreement.

        (r) Investment Trust has called a special meeting of Investment Trust Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than [     ], 2007 (or such other date as the parties may agree to in writing).

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        4.2 REPRESENTATIONS OF LARGE CAP CORE. Master Large Cap Trust and Large Cap Series, individually and on behalf of Large Cap Core, represent and warrant to the BlackRock Funds, on behalf of Investment Trust, as follows:

        (a) Master Large Cap Trust is a statutory trust that is duly organized, validly existing and in good standing under the laws of the State of Delaware. Large Cap Series is a corporation that is duly incorporated, validly existing and in good standing under the laws of the State of Maryland. Large Cap Core is a legally designated separate series of Large Cap Series. Master Large Cap Trust is duly authorized to transact business in the State of Delaware and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on Large Cap Core. Large Cap Series is duly authorized to transact business in the State of Maryland and is qualified to do business in all jurisdictions in which it is required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on Large Cap Core. Each of Master Large Cap Trust and Large Cap Series, on behalf of Large Cap Core, has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on Large Cap Core.

        (b) Each of the Master Large Cap Trust and Large Cap Series is registered as an open-end management investment company under the 1940 Act, and such registration with the Commission as an investment company under the 1940 Act is in full force and effect. Each of Master Large Cap Trust and Large Cap Series is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder with respect to Large Cap Core.

        (c) The Registration Statement, as of its effective date and at all times subsequent thereto up to and including the Closing Date, conforms and will conform, as it relates to Master Large Cap Trust, Large Cap Series and Large Cap Core, in all material respects to the requirements of the federal and state securities laws and the rules and regulations thereunder and does not and will not include, as it relates to Master Large Cap Trust, Large Cap Series and Large Cap Core, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except that no representations and warranties in this paragraph 4.2 apply to statements or omissions made in reliance upon and in conformity with written information concerning BlackRock Funds and Investment Trust furnished to Large Cap Series or Large Cap Core by BlackRock Funds or Investment Trust from the effective date of the Registration Statement through the time of the meeting of Investment Trust Shareholders and on the Closing Date. Any written information furnished by Master Large Cap Trust, Large Cap Series or Large Cap Core with respect to Master Large Cap Trust, Large Cap Series and Large Cap Core for use in the Registration Statement or any other materials provided in connection with the Reorganization, as of the effective date of the Registration Statement and at all times subsequent thereto up to and including the Closing Date, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

        (d) Large Cap Core’s prospectus, statement of additional information and shareholder reports, each to the extent included or incorporated by reference in the Registration Statement, are accurate and complete in all material respects and comply in all material respects with federal securities and other laws and regulations, and do not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances in which such statements were made, not misleading.

        (e) Each of Master Large Cap Trust, Large Cap Series and Large Cap Core is not in violation of, and the execution, delivery and performance of this Agreement in accordance with its terms by Master Large Cap Trust and Large Cap Series will not result in the violation of, Delaware law or Maryland law, respectively, or any provision of Master Large Cap Trust’s declaration of trust or bylaws, Large Cap Series’ charter or bylaws or of any material agreement, indenture, note, mortgage, instrument, contract, lease or other undertaking to which Master Large Cap Trust or Large Cap Series (with respect to Large Cap Core) or Large Cap Core is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by Master Large Cap Trust and Large Cap Series, individually and on behalf of Large Cap Core, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which Master Large Cap Trust, Large Cap Series or Large Cap Core is a party or by which it is bound.

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        (f) No litigation, claims, actions, suits, proceedings or investigations of or before any court or governmental body are pending or to Master Large Cap Trust’s or Large Cap Series’ knowledge threatened against Master Large Cap Trust or any of its properties or its assets or against Large Cap Core or any of its properties or its assets which, if adversely determined, would materially and adversely affect Master Large Cap Trust’s or Large Cap Core’s financial condition or the conduct of its business or which would prevent or hinder the ability of Master Large Cap Trust or Large Cap Core to carry out the transactions contemplated by this Agreement. Neither Master Large Cap Trust nor Large Cap Core knows of any facts that might form the basis for the institution of such proceedings and neither is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

        (g) The audited financial statements of each of Master Large Cap Trust (as it relates to Master Large Cap Core Portfolio) and Large Cap Core as of September 30, 2006 and for the fiscal year then ended have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by [                         ], and such statements (true and complete copies of which have been furnished to Investment Trust) fairly reflect the financial condition and the results of operations of each of Master Large Cap Core Portfolio and Large Cap Core as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of Master Large Cap Trust or Large Cap Core whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements. [The unaudited financial statements of Master Large Cap Trust (as they relate to Master Large Cap Core Portfolio) and Large Cap Core for the six months ended March 31, 2007 have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied by Master Large Cap Trust and Large Cap Core, and such statements (true and complete copies of which have been furnished to Investment Trust) fairly reflect the financial condition and the results of operations of Master Large Cap Trust (as it relates to Master Large Cap Core Portfolio) and Large Cap Core as of such date and the results of operations and changes in net assets for the periods indicated, and there are no liabilities of Master Large Cap Core Portfolio and Large Cap Core whether actual or contingent and whether or not determined or determinable as of such date that are required to be disclosed but are not disclosed in such statements.]

        (h) There have been no changes in the financial position of Master Large Cap Trust or Large Cap Core as reflected in their respective audited financial statements as of September 30, 2006 and for the fiscal year then ended [and the unaudited financial statements for the six months ended March 31, 2007], other than those occurring in the ordinary course of business consistent with past practice in connection with the purchase and sale of portfolio assets, the issuance and redemption of Large Cap Core shares and the payment of normal operating expenses, dividends and capital gains distributions. Since the date of the financial statements referred to in paragraphs 4.2(g) above, there has been no material adverse change in Master Large Cap Trust’s or Large Cap Core’s financial condition, assets, liabilities or business, results of operations or the manner of conducting business (other than changes in the ordinary course of business) of Master Large Cap Trust or Large Cap Core, or any incurrence by Master Large Cap Trust or Large Cap Core of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by Investment Trust. For the purposes of this paragraph 4.2(h), a decline in the net asset value of Large Cap Core due to declines in the value of Large Cap Core’s assets, the discharge of Large Cap Core’s liabilities or the redemption of Large Cap Core shares by Large Cap Core shareholders shall not constitute a material adverse change.

        (i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of Master Large Cap Trust and Large Cap Core required by law to be filed have or shall have been timely and duly filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes required to be paid pursuant to such returns and reports have been paid. To the best of Master Large Cap Trust’s and Large Cap Core’s knowledge after reasonable investigation, no such return is currently under audit or examination, and no assessment or deficiency has been asserted with respect to any such returns.

        (j) Master Large Cap Trust has an unlimited number of authorized interests. Large Cap Series has 4,500,000,000 authorized shares of common stock, par value $0.10 per share, of which 1,500,000,000 shares were allocated to Large Cap Core; as of March 31, 2007, there were outstanding [                   ] shares of Large Cap Core. All issued and outstanding interests of Master Large Cap Trust and shares of common stock of Large Cap Core have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933

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Act or an exemption therefrom and applicable state securities laws and are, and on the Closing Date will be, duly authorized and validly issued and outstanding, fully paid and nonassessable, and are not subject to preemptive or dissenter’s rights. Large Cap Core has no outstanding options, warrants or other rights to subscribe for or purchase any of Large Cap Core shares and has no outstanding securities convertible into any of Large Cap Core’s shares.

        (k) At the Closing Date, Master Large Cap Trust, on behalf of Master Large Cap Core Portfolio, and Large Cap Series, on behalf of Large Cap Core, will have good and marketable title to all of Large Cap Core’s assets and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances as to which Investment Trust has received notice at or prior to the Closing Date.

        (l) Each of Master Large Cap Trust and Large Cap Series, individually and on behalf of Large Cap Core, has the power to enter into this Agreement and to consummate the transactions contemplated herein. The execution, delivery and performance of this Agreement and consummation of the transactions contemplated herein have been duly authorized by all necessary action on the part of the trustees of Master Large Cap Trust and the directors of Large Cap Series. This Agreement constitutes a valid and binding obligation of Master Large Cap Trust and Large Cap Series, enforceable in accordance with its terms and no other corporate action or proceedings by Master Large Cap Trust or Large Cap Series are necessary to authorize this Agreement and the transactions contemplated herein, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

        (m) The Large Cap Core Shares to be issued and delivered to Investment Trust for the account of Investment Trust Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, Large Cap Core Shares will be duly and validly issued and will be fully paid and nonassessable (except as disclosed in Large Cap Core’s prospectus effective on the Closing Date).

        (n) The information to be furnished by Master Large Cap Trust and Large Cap Core for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

        (o) Large Cap Series has elected to qualify Large Cap Core as a RIC and Large Cap Core has so qualified as a RIC as of and since its first taxable year and will continue to qualify as a RIC under the Code through the Closing Date and thereafter. Large Cap Core has satisfied the distribution requirements imposed by the Code for each of its taxable years. Master Large Cap Trust has caused Master Large Cap Core Portfolio to be managed so as to allow Large Cap Core to qualify as a RIC and Master Large Cap Core Portfolio will continue to be managed so as to allow Large Cap Core to qualify through the Reorganization and thereafter.

        (p) No consent, approval, authorization or order under any federal or state law or of any court or governmental authority is required for the consummation by Master Large Cap Trust and Large Cap Series on behalf of Large Cap Core of the transactions contemplated herein. No consent of or notice to any third party or entity other than the shareholders of Investment Trust as described in paragraph 4.1(r) is required for the consummation by Master Large Cap Trust and Large Cap Core of the transactions contemplated by this Agreement.

ARTICLE V

COVENANTS OF MASTER LARGE CAP TRUST (AS IT RELATES TO MASTER LARGE
CAP CORE PORTFOLIO), LARGE CAP SERIES, LARGE CAP CORE,
BLACKROCK FUNDS AND INVESTMENT TRUST

        5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 7.3, each of Master Large Cap Trust (as it relates to Master Large Cap Core Portfolio), Large Cap Core and Investment Trust will operate its business in the ordinary course of business between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or would reasonably be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

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        5.2 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, Investment Trust shall make available to Large Cap Core’s officers and agents all books and records of Investment Trust.

        5.3 ADDITIONAL INFORMATION. BlackRock Funds and Investment Trust will assist Large Cap Core in obtaining such information as Large Cap Core reasonably requests concerning the beneficial ownership of Investment Trust’s shares.

        5.4 CONTRACT TERMINATION. Investment Trust will terminate all agreements to which it is a party (other than this Agreement), effective as of the Closing Date without any liability not paid prior to the Closing Date other than as accrued as part of the Stated Liabilities.

        5.5 FURTHER ACTION. Subject to the provisions of this Agreement, Large Cap Core, Master Large Cap Trust and Investment Trust will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, each of BlackRock Funds and Investment Trust covenants that it will, as and when reasonably requested by Large Cap Core, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as Large Cap Core may reasonably deem necessary or desirable in order to vest in and confirm Large Cap Core’s title to and possession of all the Assets and otherwise to carry out the intent and purpose of this Agreement.

        5.6 PREPARATION OF REGISTRATION STATEMENT. Large Cap Series will prepare and file with the Commission the Registration Statement relating to Large Cap Core Shares to be issued to shareholders of Investment Trust. The Registration Statement shall include a combined prospectus/proxy statement relating to the transactions contemplated by this Agreement. At the time the Registration Statement becomes effective, at the time of the Investment Trust Shareholders meeting and at the Closing Date, the Registration Statement shall be in compliance in all material respects with the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and the 1940 Act, as applicable. Each party will provide the materials and information necessary to prepare the Registration Statement, for inclusion therein, in connection with the meeting of Investment Trust Shareholders to consider the approval of this Agreement and the transactions contemplated herein, including in the case of Investment Trust any special interim financial information necessary for inclusion therein. If at any time prior to the Closing Date a party becomes aware of any untrue statement of material fact or omission to state a material fact required to be stated therein or necessary to make the statements made not misleading in light of the circumstances under which they were made, the party discovering the item shall notify the other parties and the parties shall cooperate in promptly preparing, filing and clearing the Commission and, if appropriate, distributing to shareholders appropriate disclosure with respect to the item.

        5.7 TAX STATUS OF REORGANIZATION. The intention of the parties is that the transaction contemplated by this Agreement will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither Master Large Cap Trust, Large Cap Series, BlackRock Funds, Large Cap Core nor Investment Trust shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, Master Large Cap Trust, Large Cap Series, Large Cap Core, BlackRock Funds and Investment Trust will take such action, or cause such action to be taken, as is reasonably necessary to enable Sidley Austin llp, counsel to Master Large Cap Trust and Large Cap Series, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to Sidley Austin LLP).

        5.8 REASONABLE BEST EFFORTS. Each of Master Large Cap Trust, Large Cap Series, Large Cap Core, BlackRock Funds and Investment Trust shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

        5.9 AUTHORIZATIONS. Large Cap Series and Large Cap Core agree to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as they may deem appropriate in order to operate in the normal course of business after the Closing Date.

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ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF INVESTMENT TRUST AND BLACKROCK FUNDS

        The obligations of BlackRock Funds and Investment Trust to consummate the transactions provided for herein shall be subject, at its election, to the performance by Master Large Cap Trust, Large Cap Series and Large Cap Core of all the obligations to be performed by Master Large Cap Trust, Large Cap Series and Large Cap Core pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

        6.1 All representations, covenants and warranties of Master Large Cap Trust, Large Cap Series and Large Cap Core contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. Master Large Cap Trust and Large Cap Series, with respect to itself an don behalf of Large Cap Core, shall each have delivered to Investment Trust a certificate to such effect, executed in the name of Master Large Cap Trust or Large Cap Series by its respective President or a Vice President and Treasurer, in form and substance reasonably satisfactory to Investment Trust, and dated as of the Closing Date.

        6.2 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets at the Valuation Time, the Large Cap Core shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to the Large Cap Core shareholders all of the Large Cap Core’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

        6.3 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions nor any material increase in the investment management fees or other fees payable for services provided to the Large Cap Core nor any material reduction in the fee waiver or expense reduction undertakings from those described in the most recent prospectus and statement of additional information of the Large Cap Core other than shall have been previously disclosed to Investment Trust.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF LARGE CAP CORE, LARGE CAP SERIES
AND MASTER LARGE CAP TRUST

        The obligations of Large Cap Series, Master Large Cap Trust and Large Cap Core to consummate the transactions provided for herein shall be subject, at their election, to the performance by BlackRock Funds and Investment Trust of all the obligations to be performed by BlackRock Funds and Investment Trust pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

        7.1 All representations, covenants and warranties of each of BlackRock Funds and Investment Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. BlackRock Funds, Master Large Cap Trust and Large Cap Series, with respect to itself an don behalf of Large Cap Core, shall each have delivered to Investment Trust a certificate to such effect, executed in the name of Master Large Cap Trust or Large Cap Series by its respective President or a Vice President and Treasurer, in form and substance reasonably satisfactory to Investment Trust, and dated as of the Closing Date.

        7.2 Except to the extent prohibited by Rule 19b-1 under the 1940 Act, prior to the valuation of the Assets at the Valuation Time, Investment Trust shall have declared a dividend or dividends, with a record and ex-dividend date prior to the valuation of the Assets, which, together with all previous dividends, shall have the effect of distributing to Investment Trust Shareholders all of Investment Trust’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends

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paid), if any, plus the excess of its interest income, if any, excludable from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

        7.3 As of the Closing Date, there shall have been no material change in the investment objectives, policies and restrictions nor any material increase in the investment management fees, fee levels payable pursuant to any 12b-1 plan or distribution or shareholder servicing plan or agreement, other fees payable for services provided to Investment Trust, or sales loads of Investment Trust nor any material reduction in the fee waiver or expense reduction undertakings from those described in the Registration Statement.

        7.4 Investment Trust shall have taken all steps required to terminate all agreements to which it is a party (other than this Agreement), other than as accrued as part of the Stated Liabilities; BlackRock Funds shall have taken all steps required to terminate all agreements to which it is a party (other than this Agreement), that relate to Investment Trust, other than as accrued as part of the Stated Liabilities.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF LARGE CAP CORE, MASTER
LARGE CAP TRUST, LARGE CAP SERIES, BLACKROCK FUNDS AND
INVESTMENT TRUST

        If any of the conditions set forth below shall not have been satisfied on or before the Closing Date or shall not remain satisfied with respect to Master Large Cap Trust, Large Cap Series or Large Cap Core (collectively, the “BR Large Cap Party”), or BlackRock Funds or Investment Trust (collectively, the “Investment Trust Party”), the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

        8.1 This Agreement and the transactions contemplated herein, with respect to Investment Trust, shall have been approved by the requisite vote of the holders of the outstanding shares of Investment Trust in accordance with the provisions of Investment Trust’s declaration of trust and bylaws, applicable Massachusetts law and the 1940 Act. Evidence of such approval shall have been delivered to Large Cap Core, in such form as shall be reasonably acceptable to Large Cap Core. Notwithstanding anything herein to the contrary, neither Large Cap Core nor Investment Trust may waive the conditions set forth in this paragraph 8.1.

        8.2 The Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.

        8.3 All third party consents and all consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such federal authorities) in each case required to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not reasonably be expected to have a material adverse effect on the assets or properties of Large Cap Core, Master Large Cap Trust or Investment Trust, provided that any party hereto may waive any such conditions for itself.

        8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The registration statement of Large Cap Series on Form N-1A under the 1940 Act covering the sale of shares of Large Cap Core shall be effective.

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        8.5 As of the Closing Date, there shall be no pending litigation brought by any person against Master Large Cap Trust, Large Cap Series, Large Cap Core, BlackRock Funds or Investment Trust or any of the investment advisers, trustees, directors or officers of the foregoing, arising out of, or seeking to prevent completion of the transactions contemplated by, this Agreement. Furthermore, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

        8.6 BlackRock Funds, Large Cap Series and Master Large Cap Trust each shall have received an opinion of Sidley Austin llp, counsel to Master Large Cap Trust and Large Cap Series substantially to the effect that, based on certain facts, assumptions and representations of the parties, for federal income tax purposes:

        (a) the transfer of all of the Assets solely in exchange for Large Cap Core Shares and the assumption by Large Cap Core of the Stated Liabilities of Investment Trust followed by the distribution of Large Cap Core Shares to Investment Trust Shareholders in complete liquidation of Investment Trust will constitute a “reorganization” within the meaning of Section 368(a) of the Code and Large Cap Core and Investment Trust will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

        (b) no gain or loss will be recognized by Large Cap Core upon the receipt of all of the Assets solely in exchange for Large Cap Core Shares and the assumption by Large Cap Core of the Stated Liabilities of Investment Trust;

        (c) no gain or loss will be recognized by Investment Trust upon the transfer of the Assets to Large Cap Core solely in exchange for Large Cap Core Shares and the assumption by Large Cap Core of the Stated Liabilities of Investment Trust or upon the distribution (whether actual or constructive) of Large Cap Core Shares to Investment Trust Shareholders in exchange for such shareholders’ shares of Investment Trust in liquidation of Investment Trust;

        (d) no gain or loss will be recognized by Investment Trust Shareholders upon the exchange of their Investment Trust shares solely for Large Cap Core Shares in the Reorganization;

        (e) the aggregate tax basis of Large Cap Core Shares received by each Investment Trust Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of Investment Trust shares exchanged therefor by such shareholder;

        (f) the holding period of Large Cap Core Shares to be received by each Investment Trust Shareholder pursuant to the Reorganization, including fractional shares to which he, she or it may be entitled, will include the period during which Investment Trust shares exchanged therefor were held by such shareholder, provided such Investment Trust shares are held as capital assets at the time of the Reorganization;

        (g) the tax basis of the Assets acquired by Large Cap Core will be the same as the tax basis of such Assets to Investment Trust immediately before the Reorganization;

        (h) the holding period of the Assets in the hands of Large Cap Core will include the period during which those assets were held by Investment Trust;

        (i) neither Large Cap Core nor the Master Large Cap Core Portfolio will recognize gain or loss on the transfer by Large Cap Core to Master Large Cap Core Portfolio of the Assets received in exchange for interests in Master Large Cap Core Portfolio;

        (j) Large Cap Core’s tax basis in the Master Large Cap Core Portfolio interests received in exchange for the Assets transferred by Large Cap Core will equal its basis in the Assets transferred;

        (k) the tax basis of the Assets in the hands of the Master Large Cap Core Portfolio will be the same as their tax basis in the hands of Large Cap Core;

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        (l) Large Cap Core’s holding period in the Master Large Cap Core Portfolio interests received in exchange for the transferred Assets will include its holding period for the Assets transferred; and

        (m) the Master Large Cap Core Portfolio’s holding period for the Assets received from Large Cap Core will include Large Cap Core’s holding period for such Assets.

        Such opinion shall be based on customary assumptions and such representations as Sidley Austin llp may reasonably request, and each of Master Large Cap Trust, Large Cap Series, Large Cap Core, BlackRock Funds and Investment Trust will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither Master Large Cap Trust, Large Cap Series, Large Cap Core, BlackRock Funds nor Investment Trust may waive the condition set forth in this paragraph 8.6.

ARTICLE IX

EXPENSES

        Except as otherwise expressly provided in this Agreement BlackRock, Inc., or one of its affiliates, shall bear the direct and indirect expenses and the reasonable out-of-pocket costs incurred by the parties to this Agreement in connection with the purchase and sale of assets and liquidation and dissolution of Investment Trust contemplated by the provisions of this Agreement, including all direct and indirect expenses and out-of-pocket costs and expenses incurred by the parties hereto in connection with the preparation of the Registration Statement and the printing and mailing of the proxy statement and the solicitation of the related proxies for BlackRock Investment Trust.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

        10.1 Master Large Cap Trust, Large Cap Series and BlackRock Funds agree that no party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties relating to the Reorganization.

        10.2 The representations and warranties of the parties hereto set forth in this Agreement shall not survive the consummation of the transactions contemplated herein.

ARTICLE XI

TERMINATION

        11.1 This Agreement may be terminated by the mutual agreement of BlackRock Funds, Master Large Cap Trust and Large Cap Series. In addition, BlackRock Funds, Master Large Cap Trust or Large Cap Series may at their option terminate this Agreement at or before the Closing Date due to:

        (a) a material breach by another party of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

        (b) a condition herein expressed to be precedent to the obligations of the terminating party or the parties that has not been met if it reasonably appears that it will not or cannot be met.

        11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of Large Cap Series, Large Cap Core, Investment Trust, BlackRock Funds or Master Large Cap Trust, or the respective Board of Trustees/Directors of Master Large Cap Trust, Large Cap Series or BlackRock Funds or their officers, to any other party or its Board of Trustees/Directors. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

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ARTICLE XII

AMENDMENTS

        This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of BlackRock Funds, Master Large Cap Trust and Large Cap Series as specifically authorized by their respective Board of Trustees or Directors; provided, however, that, following the meeting of Investment Trust Shareholders called by Investment Trust pursuant to paragraph 4.1(r) of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Large Cap Core Shares to be issued to Investment Trust Shareholders under this Agreement to the detriment of such Investment Trust Shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

        13.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

        13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

        13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of New York.

        13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

        13.5 It is expressly agreed that the obligations of BlackRock Funds hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of BlackRock Funds personally, but shall bind only the property of Investment Trust, as provided in the declaration of trust of BlackRock Funds. Moreover, no series of BlackRock Funds other than Investment Trust shall be responsible for the obligations of BlackRock Funds hereunder, and all persons shall look only to the assets of Investment Trust to satisfy the obligations of BlackRock Funds and Investment Trust hereunder. The execution and delivery of this Agreement have been authorized by the Board of Trustees of BlackRock Funds with respect to BlackRock Funds and Investment Trust and signed by authorized officers of BlackRock Funds, acting as such. Neither the authorization by such Board of Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of Investment Trust as provided in BlackRock Funds’ declaration of trust.

ARTICLE XIV

NOTICES

        Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to Master Large Cap Trust, Large Cap Series or Large Cap Core, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, Attention: Robert C. Doll, Jr., or to BlackRock Funds or Investment Trust, 40 East 52nd St., New York, New York 10022, Attention: Robert Connolly or to any other address that Master Large Cap Trust, Large Cap Series, Large Cap Core, BlackRock Funds or Investment Trust shall have last designated by notice to the other party.

B-16

        IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

MASTER LARGE CAP SERIES TRUST

By:
Name: Title:

BLACKROCK LARGE CAP SERIES FUNDS, INC., individually and on behalf of its series BLACKROCK LARGE CAP CORE FUND

By:
Name: Title:

BLACKROCK FUNDS, individually and on behalf of its series BLACKROCK INVESTMENT TRUST

By:
Name: Title:

B-17

BLACKROCK INVESTMENT TRUST,
A PORTFOLIO OF BLACKROCK FUNDSSM

BLACKROCK LARGE CAP CORE FUND,
A SERIES OF BLACKROCK LARGE CAP SERIES FUNDS, INC.

PART B

STATEMENT OF ADDITIONAL INFORMATION

[        ], 2007

        This Statement of Additional Information (the “SAI”) relates to the proposed reorganization (the “Reorganization”) of BlackRock Investment Trust (“Investment Trust”), a series of BlackRock Funds, a Massachusetts business trust, into BlackRock Large Cap Core Fund (“Large Cap Core Fund”), a series of BlackRock Large Cap Series Funds, Inc., a Maryland corporation (“Large Cap Series”).

        This SAI contains information which may be of interest to shareholders of Investment Trust relating to the Reorganization, but which is not included in the Combined Prospectus/Proxy Statement dated [        ], 2007 (the “Combined Prospectus/Proxy Statement”). As described in the Combined Prospectus/Proxy Statement, the Reorganization would involve the transfer of substantially all the assets of, and the assumption of certain stated liabilities of, Investment Trust in exchange for shares of Large Cap Core Fund. Investment Trust would distribute Large Cap Core Fund shares it receives to its shareholders in complete liquidation of Investment Trust.

        This SAI is not a prospectus, and should be read in conjunction with the Combined Prospectus/Proxy Statement. The Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission, and is available upon request and without charge by writing to BlackRock Large Cap Core Fund of BlackRock Large Cap Series Funds, Inc., P.O. Box 9011, Princeton, New Jersey 08543-9011, or by calling (800) 441-7762.

        Capitalized terms used in this SAI and not otherwise defined herein have the meanings given them in the Combined Prospectus/Proxy Statement.

TABLE OF CONTENTS

Additional Information about Large Cap Core Fund and Investment Trust	SAI-2
Financial Statements	SAI-2
Pro Forma Large Cap Core Fund Portfolio of Investments as of [April 30, 2007] (Unaudited)	F-1
Pro Forma Large Cap Core Fund Statement of Assets and Liabilities as of [April 30, 2007] (Unaudited)	F-7
Pro Forma Large Cap Core Fund Statement of Operations for the twelve months ended [April 30, 2007]
(Unaudited)	F-9
Notes to Pro Forma Financial Statements (Unaudited)*	F-10

*	The accompanying notes are an integral part of the pro forma financial statements and schedules.

SAI-1

ADDITIONAL INFORMATION ABOUT LARGE CAP CORE FUND AND INVESTMENT TRUST

        For Large Cap Core Fund: Incorporates by reference the Statement of Additional Information for Large Cap Core Fund dated February 23, 2007, as supplemented, included in the Registration Statement on Form N-1A of Large Cap Series, as filed with the Securities and Exchange Commission.

        Large Cap Core Fund is organized in a “master/feeder” structure and is a feeder fund that invests all of its assets in a portfolio, the Master Large Cap Core Portfolio (the “Master Portfolio”), of Master Large Cap Series Trust (the “Master Trust”), that has the same investment objective and strategies as Large Cap Core Fund. Investment management arrangements are at the Master Trust level. In the Reorganization, the assets acquired by Large Cap Core Fund from Investment Trust will be contributed to the Master Portfolio in exchange for interests in the Master Portfolio.

        For Investment Trust: Incorporates by reference the Statement of Additional Information for Investment Trust dated January 31, 2007, as supplemented, included in the Registration Statement on Form N-1A of BlackRock Funds, as filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

        This SAI incorporates by reference (i) the Annual Report of Large Cap Core Fund for the year ended October 31, 2006, including the financial statements of Master Large Cap Core Portfolio, a series of Master Large Cap Series Trust, (ii) the Semi-Annual Report of Large Cap Core Fund for the six months ended April 30, 2007, (iii) the Annual Report of Investment Trust for the year ended September 30, 2006, and (iv) the Semi-Annual Report of Investment Trust for the six months ended March 31, 2007. Each of these reports contains historical financial information regarding the Funds and have been filed with the Securities and Exchange Commission. The financial statements therein, and the reports of the independent registered public accounting firm therein, are incorporated herein by reference.

        Pro forma financial statements of Investment Trust and Large Cap Core Fund are provided on the following pages.

        The unaudited pro forma portfolio of investments and pro forma statement of assets and liabilities reflect financial positions as if the transaction occurred on [April 30, 2007]. The unaudited pro forma statement of operations reflects expenses for the twelve months ended [April 30, 2007]. The pro forma financial statements give effect to the proposed exchange of shares of Large Cap Core Fund for the assets and liabilities of Investment Trust, with Large Cap Core Fund being the surviving entity. The proposed transaction will be accounted for as a tax-free reorganization in accordance with accounting principles generally accepted in the United States. The historical cost basis of the investments is carried over to the surviving entity. It is not anticipated that Large Cap Core Fund will sell any securities of Investment Trust acquired in the Reorganization other than in the ordinary course of business.

SAI-2

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
MASTER LARGE CAP CORE PORTFOLIO AND
BLACKROCK INVESTMENT TRUST
As of [April 30, 2007] (Unaudited)

		Shares				Value

Sector	Industry	Master Large Cap Core	BlackRock Investment Trust	ProForma Master Large Cap Core Combined	Common Stocks	Master Large Cap Core	BlackRock Investment Trust	Pro Forma Master Large Cap Core Combined

F-1

-------------------------------------------------------------------------------------------------------------------

PRO FORMA CONDENSED COMBINED SCHEDULE OF INVESTMENTS FOR
MASTER LARGE CAP CORE PORTFOLIO AND
BLACKROCK INVESTMENT TRUST
As of April 30, 2007 (Unaudited) (continued)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2006, as computed for federal income tax purposes, were as follows:

Aggregate cost	$[•]
Gross unrealized appreciation	$[•]
Gross unrealized depreciation	[•]
Net unrealized appreciation	$[•]

**	Amounts reflect Pro Forma adjustments to the Condensed Combined Statement of Assets and Liabilities.
(a)	Investments in companies considered to be an affiliate of the Master Large Cap Core Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend/Interest Income
	$	$
*	Income earned from all securities purchased with the cash proceeds from securities loans.
(b)	Security was purchased with the cash proceeds from securities loans.
(c)	Non-income producing security.
(d)	Security, or a portion of security, is on loan.
(e)	All or a portion of security held as collateral in connection with open financial futures contracts.
(f)	Represents the current yield as of 10/31/2006.
•	For Portfolio compliance purposes, the Master Large Cap Core Portfolio’s sector and industry classifications refer to any one or more of the sector or industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These sector and industry classifications are unaudited.
•	Financial futures contracts purchased as of October 31, 2006 were as follows:

Number of Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation

See Notes to Pro Forma Condensed Combined Financial Statements.

F-2

PRO FORMA CONDENSED COMBINED STATEMENT OF ASSETS AND LIABILITIES FOR
BLACKROCK LARGE CAP CORE FUND AND BLACKROCK INVESTMENT TRUST
As of April 30, 2007 (Unaudited)

	BlackRock Large Cap Core	BlackRock Investment Trust	Adjustments	Pro Forma BlackRock Large Cap Core Combined
Assets:
Investments in unaffiliated securities, at value*††	$	$	$	$
Receivables:
Investments sold
Dividends and reclaims
Variation margin
Capital shares sold
Interest
Prepaid expenses

Total assets

Liabilities:
Collateral on securities loaned, at value
Payables:
Distributions to shareholders
Distributor
Other affiliates
Administrator
Dividends to shareholders
Capital shares redeemed
Transfer agent
Investments purchased
Investment adviser
Custodian
Accrued expenses

Total liabilities

Net Assets:
Net Assets	$	$	$	$

Net Assets Consist of:
Investor A Shares of Common Stock**†	$	$	$	$
Investor B Shares of Common Stock**†
Investor C Shares of Common Stock**†
Institutional Shares of Common Stock**†
Class R Shares of Common Stock**†
Service Shares of Common Stock**†
Paid-in capital in excess of par
Undistributed investment income — net
Undistributed (accumulated) realized capital gain (loss) — net
Unrealized appreciation — net

Net Assets	$	$	$	$

Net Asset Value:
Investor A:
Net assets	$	$	$	$
Shares outstanding
Net Asset Value

F-3

PRO FORMA CONDENSED COMBINED STATEMENT OF ASSETS AND LIABILITIES FOR
BLACKROCK LARGE CAP CORE FUND AND BLACKROCK INVESTMENT TRUST
As of April 30, 2007 (Unaudited) (concluded)

	BlackRock Large Cap Core	BlackRock Investment Trust	Adjustments	Pro Forma BlackRock Large Cap Core Combined
Investor B:
Net assets	$	$	$	$
Shares outstanding
Net Asset Value	$	$		$

Investor C:
Net Assets	$	$	$	$
Shares outstanding
Net Asset Value	$	$		$

Institutional
Net Assets	$	$	$	$
Shares outstanding
Net Asset Value	$	$		$

Class R:
Net Assets	$		$	$
Shares outstanding
Net Asset Value	$			$

Service:
Net Assets		$	$	$
Shares outstanding
Net Asset Value		$		$

*Identified cost	$	$	$	$

**Authorized Shares:

Investor A
Investor B
Investor C
Institutional
Class R
Service

†	The par value for each class of BlackRock Large Cap Core and the Pro Forma Combined Fund is $.10. The par value for each class of BlackRock Investment Trust is $.001.
††	BlackRock Large Cap Core invests all of its assets in Master Large Cap Core Portfolio (the “Master Portfolio”). As of October 31, 2006 BlackRock Large Cap Core owned 100% of the Master Portfolio.
(1)	Reflects the distribution of undistributed net investment income of $[ ] attributable to BlackRock Investment Trust.
(2)	Reflects the distribution of undistributed capital gains of $[ ]attributable to BlackRock Large Cap Core.
(3)	Reflects the capitalization adjustments due to the change in par value per share of the newly issued shares and giving the effect of the transfer of shares of BlackRock Large Cap Core which BlackRock Investment Trust shareholders will receive as if the Reorganization had taken place on October 31, 2006. The foregoing should not be relied upon to reflect the number of shares of BlackRock Large Cap Core that actually will be received on or after such date.
(4)	Reflects the reclassification of assets and liabilities from BlackRock Investment Trust to the Master Portfolio.
See Notes to Pro Forma Condensed Combined Financial Statements.

F-4

PRO FORMA CONDENSED COMBINED STATEMENT OF OPERATIONS FOR BLACKROCK LARGE
CAP CORE FUND AND BLACKROCK INVESTMENT TRUST
For the Twelve Months ended October 31, 2006 (Unaudited)

	BlackRock Large Cap Core	BlackRock Investment Trust	Adjustments	Pro Forma BlackRock Large Cap Core Combined
Investment Income:†
Dividends	$	$	$	$
Interest*
Securities lending — net
Expenses

Total income

Expenses:
Administration fees
Shareholder servicing/Account maintenance and distribution fees — Investor C
Shareholder servicing/Account maintenance and distribution fees — Investor B
Shareholder servicing/Account maintenance and distribution fees — Investor A
Transfer agent fees — Investor C
Transfer agent fees — Investor A
Transfer agent fees — Institutional Class
Transfer agent fees — Investor B
Transfer agent fees
Registration fees
Printing and shareholder reports
Shareholder servicing/Account maintenance and distribution fees — Class R
Shareholder servicing/Account maintenance — Service Class
Transfer agent fees — Class R
Professional fees
Transfer agent fees — Service Class
Accounting services/Administration fees
Investment advisory fees
Custodian fees
Trustees’ fees and expenses
Other

Total expenses before reimbursement

Reimbursement of expenses

Total expenses after reimbursement

Investment income — net

Realized & Unrealized Gain (Loss) — Net:†
Realized gain (loss) on:
Investments — net
Futures contracts and swaps — net
Change in unrealized appreciation on:

F-5

PRO FORMA CONDENSED COMBINED STATEMENT OF OPERATIONS FOR BLACKROCK LARGE
CAP CORE FUND AND BLACKROCK INVESTMENT TRUST
For the Twelve Months ended October 31, 2006 (Unaudited) (concluded)

	BlackRock Large Cap Core	BlackRock Investment Trust	Adjustments	Pro Forma BlackRock Large Cap Core Combined
Investments — net
Futures contracts and swaps — net

Total realized and unrealized gain — net

Net Increase in Net Assets Resulting from Operations	$	$	$	$

*Interest from affiliates.	$	$	$	$

†	Investment income and realized and unrealized gain for BlackRock Large Cap Core Fund and the Combined Fund is allocated from the Master Large Cap Core Portfolio (the “Master Portfolio”). For the twelve months ended October 31, 2006, BlackRock Large Cap Core Fund owned 100% of the Master Portfolio.
(1)	Reflects the anticipated savings as a result of the Reorganization through fewer audits and consolidation of accounting, legal, printing and other services.
(2)	Reflects the reclassification of expenses to the Master Portfolio.
(3)	Reflects the anticipated increase as a result of the increase in net assets.
(4)	[BlackRock Advisors does not intend to continue the contractual and/or voluntary waivers currently in place after the Reorganization.]
See Notes to Pro Forma Condensed Combined Financial Statements.

F-6

BlackRock Large Cap Core Fund

NOTES TO PRO FORMA CONDENSED COMBINED FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — Basis of Combination:

        The Board of Trustees of BlackRock FundsSM at a meeting held on May 31, 2007 and the Board of Directors of BlackRock Large Cap Series Funds, Inc., at a meeting held on May 22-23, 2007 each approved their respective Fund’s entering into an Agreement and Plan of Reorganization (the “Plan”) pursuant to which, subject to approval by the shareholders of BlackRock Investment Trust (“Investment Trust”), a series of BlackRock FundsSM, Investment Trust will transfer all of its assets, subject to its liabilities, to BlackRock Large Cap Core Fund (“Large Cap Core”), a series of BlackRock Large Cap Series Funds, Inc. (the “Corporation”), in exchange for a number of shares of Large Cap Core Fund equal in value to the net assets of Investment Trust (the “Exchange”). If the Exchange is consummated, shares of Large Cap Core Fund then will be distributed to Investment Trust’s shareholders on a pro rata basis in liquidation of Investment Trust.

        The Exchange will be accounted for as a tax-free merger of investment companies. The unaudited pro forma condensed combined schedule of investments and condensed combined statement of assets and liabilities reflect the financial position of the Funds and the Master Large Cap Core Portfolio (the “Portfolio”), a series of Master Large Cap Series Trust (the “Trust”) at [October 31, 2006]. The unaudited pro forma condensed combined statement of operations reflects the results of operations of the Funds for the twelve months ended October 31, 2006. These statements have been derived from the books and records of the Funds and the Portfolio utilized in calculating daily net asset value at the dates indicated above in conformity with accounting principles generally accepted in the United States of America. As of [October 31, 2006], all the securities held by Investment Trust comply with the compliance guidelines and/or investment restrictions of Large Cap Core. The historical cost of investment securities will be carried forward to the surviving entity. The fiscal year ends are October 31 for Large Cap Core and the Portfolio and September 30 for Investment Trust.

        The accompanying pro forma condensed combined financial statements should be read in conjunction with the historical financial statements of the Funds and the Portfolio included or incorporated by reference in their respective Statements of Additional Information. Such pro forma condensed combined financial statements are presented for information only and may not necessarily be representative of what the actual combined financial statements would have been had the Exchange occurred on October 31, 2006. Following the Exchange, Large Cap Core will be the accounting survivor.

        All costs with respect to the Exchange will be borne by BlackRock, Inc. or its affiliates.

NOTE 2 — Fund and Portfolio Valuation:

        Large Cap Core records its investment in the Portfolio at fair value.

        Equity securities held by the Portfolio that are traded on stock exchanges or the Nasdaq Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter (“OTC”) market, Nasdaq Small Cap market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

        Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last ask price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements

F-7

Large Cap Core Fund

NOTES TO PRO FORMA CONDENSED COMBINED FINANCIAL STATEMENTS
(Unaudited) (continued)

are valued based upon quoted fair valuations received daily by the Portfolio from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

        Repurchase agreements are valued at cost plus accrued interest. The Portfolio employs pricing services to provide certain securities prices for the Portfolio. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Portfolio, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trust’s Board of Trustees. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

        Generally, trading in foreign securities, as well as U.S. government securities, money market instruments, and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Portfolio are determined as of such times. Foreign currency exchange rates are generally determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Portfolio’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Trust’s Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust’s Board of Trustees.

NOTE 3 — Capital Shares:

        The pro forma net asset value per share assumes the issuance of shares of BlackRock Large Cap Core Fund that would have been issued at [October 31, 2006] in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Investment Trust, as of October 31, 2006, divided by the net asset value per share of the shares of Large Cap Core as of October 31, 2006. The pro forma number of shares outstanding, by class, for the Combined Fund consists of the following at October 31, 2006:

Class of Shares	Shares of BlackRock Large Cap Core Fund Pre-Combination	Additional Shares Assumed Issued In Reorganization	Total Outstanding Shares Post-Combination
Investor A	[•]	[•]	[•]
Investor B	[•]	[•]	[•]
Investor C	[•]	[•]	[•]
Institutional	[•]	[•]	[•]
Class R	[•]	[•]	[•]
Service	(a)	[•]	[•]

(a)	Large Cap Core does not currently offer Service shares.

NOTE 4 — Pro Forma Operating Expenses:

        The pro forma condensed combined statement of operations for the twelve month period ended [October 31, 2006], as adjusted, giving effect to the Exchange reflects changes in expenses of BlackRock Large Cap Core Fund as if the Exchange was consummated on November 1, 2004. Although it is anticipated that there will be

F-8

Large Cap Core Fund

NOTES TO PRO FORMA CONDENSED COMBINED FINANCIAL STATEMENTS
(Unaudited) (continued)

an elimination of certain duplicative expenses because of the Exchange, the actual amount of such expenses cannot be determined because it is not possible to predict the cost of future operations.

NOTE 5 — Federal Income Taxes:

        Each of Investment Trust and Large Cap Core has elected to be taxed as a “regulated investment company”under the Internal Revenue Code of 1986, as amended (the “Code”). If the Reorganization is consummated, unless it determines such qualification is no longer in the best interest of shareholders, Large Cap Core will seek to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes. In addition, Investment Trust will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to tax-free reorganizations of investment companies.

        Large Cap Core will succeed to the capital loss carryforwards of Investment Trust, which will be subject to the limitations described below. Investment Trust has capital loss carryforwards that, in the absence of the Reorganization, would generally be available to offset capital gains. As a result of the Reorganization, however, Investment Trust will undergo an “ownership change” for tax purposes (because Investment Trust is significantly smaller than Large Cap Core), and accordingly, Investment Trust’s use of its own capital loss carryforwards will be limited by the operation of the tax loss limitation rules of the Code. The Code generally limits the amount of pre-ownership change losses that may be used to offset post-ownership change gains to a specific annual loss limitation amount (generally the product of the net asset value of Investment Trust immediately prior to the ownership change and a rate established by the IRS for the month of the Closing Date (for example, such rate is [4.15]% for [June], 2007)). Subject to certain limitations, any unused portion of these losses may be available in subsequent years, subject to the overall eight-year capital loss carryforward limit, as measured from the date of recognition. In addition, for five years after the Closing Date of the Reorganization, the Combined Fund will not be allowed to offset capital gains attributable to certain pre-Reorganization built-in gains of one Fund, if any, with capital loss carryforwards attributable to the other Fund. However, unexpired pre-ownership change losses of Investment Trust could be used to offset realized built-in gains of Investment Trust.

        The identified cost of investments for Investment Trust and Large Cap Core is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the Combined Fund.

F-9

PART C

OTHER INFORMATION

Item 15. Indemnification

        Reference is made to Article V of the Registrant’s Articles of Incorporation, Article VI of the Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreements.

        Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the “1940 Act”) may be concerned, Article VI of the Registrant’s By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person’s good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant’s disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

        In Section 9 of the Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

        Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

C-1

Item 16. Exhibits

Exhibit Number		Description
1 (a)	—	Articles of Incorporation of the Registrant, filed October 20, 1999.(a)
(b)	—	Articles Supplementary Classifying Shares of Authorized Capital Stock and Creating an Additional Class of Common Stock dated December 9, 2002.(b)
(c)	—	Articles of Amendment to Articles of Incorporation of the Registrant, dated March 21, 2003, redesignating certain classes of common stock.(c)
(d)	—	Form of Articles Supplementary.(d)
(e)	—	Form of Articles of Amendment Reclassifying Shares of Authorized Capital Stock.(k)
(f)	—	Form of Articles of Amendment changing the name of the Corporation to BlackRock Large Cap Series Funds, Inc.(k)
(g)	—	Form of Articles Supplementary to Articles of Incorporation Increasing the Authorized Capital Stock and Reclassifying Shares of Authorized Common Stock.(d)
(h)	—	Form of Articles Supplementary.†
2	—	Amended and Restated By-Laws of the Registrant, dated April 14, 2003.(c)
3	—	Not applicable.
4	—	Form of Agreement and Plan of Reorganization by and between the Registrant, on behalf of BlackRock Large Cap Core Fund (“Large Cap Core Fund”), Master Large Cap Series Trust, on behalf of Master Large Cap Core Portfolio, and BlackRock Funds, on behalf of BlackRock Investment Trust (“Investment Trust”), a series of BlackRock Funds (included as Appendix B to the Proxy Statement and Prospectus included in this Registration Statement).
5	—	Portions of the Articles of Incorporation and By-Laws of the Registrant defining the rights of holders of shares of Common Stock of the Registrant.(e)
6	—	None.
7	—	Form of Unified Distribution Agreement between the Registrant and FAM Distributors, Inc. (“FAMD”).(f)
8	—	Form of Unified Distribution Agreement between the Registrant and BlackRock Distributors, Inc.(g)
9(a)	—	Form of Investor A Distribution Plan.(f)
(b)	—	Form of Investor B Distribution Plan.(f)
(c)	—	Form of Investor C Distribution Plan.(f)
(d)	—	Form of Class R Distribution Plan.(f)
(e)	—	Form of Service Shares Distribution Plan.(h)
10	—	Opinion of Miles & Stockbridge P.C., counsel to the Registrant.†
11	—	Tax opinion of Sidley Austin llp, tax counsel for the Registrant, the Fund and the BlackRock Fund.**
12 (a)	—	Form of Administration Agreement between the Registrant and BlackRock Advisors, LLC.(h)
(b)	—	Form of Administrative Services Agreement between Registrant and State Street Bank and Trust Company.(k)
(c)	—	Form of Unified Transfer Agency Agreement between the Registrant and PFPC, Inc.(j)

C-2

13 (a)	—	Consent of [ ], independent registered public accounting firm for Large Cap Core Fund.†
(b)	—	Consent of [ ], independent registered public accounting firm for Investment Trust.†
14	—	None.
15	—	Power of Attorney. (included on signature page)
16(a)	—	Prospectus and Statement of Additional Information of the Fund, each dated February 23, 2007.*
(b)	—	Prospectus for Investor Class Shares, Prospectus for Institutional Shares, Prospectus for Service Shares and Statement of Additional Information of the BlackRock Fund, each dated January 31, 2007.*
(c)	—	Annual Report to Shareholders of Large Cap Core Fund for the year ended October 31, 2006. *
(d)	—	Annual Report to Shareholders of Investment Trust for the year ended September 30, 2006.*
(e)	—	Form of Proxy.

*	Filed herewith.
†	Filed by amendment.
**	To be filed by post-effective amendment.
(a)	Filed on October 20, 1999 as an Exhibit to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 333-89389) (the “Registration Statement”).
(b)	Filed on December 31, 2002 as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement.
(c)	Filed on February 27, 2004 as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement.
(d)	Incorporated by reference to an Exhibit to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 under the Securities Act of 1933, as amended (File No. 333-133899), filed on June 15, 2006.
(e)	Reference is made to Article II, Article IV, Article V (sections 2, 3, 4, 6, 7 and 8), Article VI, Article VII and Article IX of the Registrant’s Articles of Incorporation, as amended, filed as Exhibit (1), to the Registration Statement, and to Article II, Article III (sections 1, 3, 5, 6 and 17), Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant’s Amended and Restated By-Laws filed as Exhibit (2) to the Registration Statement.
(f)	Incorporated by reference to an Exhibit to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329), filed on September 15, 2006.
(g)	Incorporated by reference to an Exhibit to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of Merrill Lynch Bond Fund, Inc. (File No. 2-62329), filed on July 21, 2006.
(h)	Filed on September 22, 2006 as an Exhibit to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement.
(i)	Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775), filed on March 20, 2001.
(j)	Incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A of BlackRock Variable Series Funds, Inc. (File No. 2-74452) filed on April 23, 2007.
(k)	Filed on September 22, 2006 as an exhibit to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement

Item 17. Undertakings

        (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

        (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment

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shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

        (3) The undersigned registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

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SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 5th day of June, 2007.

BLACKROCK LARGE CAP SERIES FUNDS, INC. (Registrant)
By:	/s/ Donald C. Burke (Donald C. Burke, Vice President and Treasurer)

        Each person whose signature appears below hereby authorizes Robert C. Doll, Jr., Donald C. Burke, Brian D. Stewart and Alice A. Pellegrino, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ ROBERT C. DOLL, JR. (Robert C. Doll, Jr.)	President (Principal Executive Officer) and Director	June 5, 2007

/s/ DONALD C. BURKE (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)	June 5, 2007

/s/ JAMES H. BODURTHA (James H. Bodurtha)	Director	June 5, 2007

/s/ KENNETH A. FROOT (Kenneth A. Froot)	Director	June 5, 2007

/s/ JOE GRILLS (Joe Grills)	Director	June 5, 2007

/s/ HERBERT I. LONDON (Herbert I. London)	Director	June 5, 2007

/s/ ROBERTA COOPER RAMO (Roberta Cooper Ramo)	Director	June 5, 2007

/s/ ROBERT S. SALOMON, JR. (Robert S. Salomon, Jr.)	Director	June 5, 2007

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SIGNATURES

        Master Large Cap Series Trust has duly caused this Registration Statement of BlackRock Large Cap Series Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 5th day of June, 2007.

MASTER LARGE CAP SERIES TRUST (Registrant)
By:	/s/ DONALD C. BURKE (Donald C. Burke, Vice President and Treasurer)

        Each person whose signature appears below hereby authorizes Robert C. Doll, Jr., Donald C. Burke, Brian D. Stewart and Alice A. Pellegrino, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to the Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

        The Registration Statement of BlackRock Large Cap Series Funds, Inc. has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ ROBERT C. DOLL, JR. (Robert C. Doll, Jr.)	President (Principal Executive Officer) and Trustee	June 5, 2007

/s/ DONALD C. BURKE (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)	June 5, 2007

/s/ JAMES H. BODURTHA (James H. Bodurtha)	Trustee	June 5, 2007

/s/ KENNETH A. FROOT (Kenneth A. Froot)	Trustee	June 5, 2007

/s/ JOE GRILLS (Joe Grills)	Trustee	June 5, 2007

/s/ HERBERT I. LONDON (Herbert I. London)	Trustee	June 5, 2007

/s/ ROBERTA COOPER RAMO (Roberta Cooper Ramo)	Trustee	June 5, 2007

/s/ ROBERT S. SALOMON, JR. (Robert S. Salomon, Jr.)	Trustee	June 5, 2007

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SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description
4	Form of Agreement and Plan of Reorganization by and between the Registrant, on behalf of BlackRock Large Cap Core Fund (“Large Cap Core”), Master Large Cap Series Trust, on behalf of Master Large Cap Core Portfolio, and BlackRock Funds, on behalf of BlackRock Investment Trust (“Investment Trust”), a series of BlackRock Funds (included as Appendix B to the Proxy Statement and Prospectus included in this Registration Statement).

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